UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois, 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

July 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Alabama - 0.2%

$1,000	Butler Industrial Development Board, Alabama, Solid Waste Disposal Revenue Bonds, James River Corporation Project, Series 1994, 8.000%, 9/01/28 (Alternative Minimum Tax)	9/04 at 102.00	BB+	$1,021,470

	Arizona - 3.6%

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 2002A:
150	5.375%, 2/15/18	2/12 at 101.00	Ba2	133,464
1,430	6.250%, 2/15/21	2/12 at 101.00	Ba2	1,377,233

3,000	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates - Terraces Project, Series 2003A, 7.750%, 11/15/33	11/13 at 101.00	N/R	3,033,630

575	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series 1996, 6.375%, 10/01/36 (Alternative Minimum Tax)	10/06 at 102.00	B-	543,749

50	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Series 1997B, 5.800%, 11/01/32 (Alternative Minimum Tax)	11/04 at 100.00	B-	43,809

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/11 at 103.00	BBB	6,515,981

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
350	6.375%, 11/01/13	11/11 at 103.00	N/R	350,560
790	7.250%, 11/01/23	11/11 at 103.00	N/R	791,462
1,710	7.500%, 11/01/33	11/11 at 103.00	N/R	1,713,095

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB-	530,162

1,640	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage Elementary School Project, Series 2004, 7.500%, 7/01/34	7/14 at 100.00	N/R	1,659,155

4,700	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe Educational Services Charter School, Series 2004, 7.500%, 7/01/34	7/14 at 100.00	N/R	4,707,708

	Arkansas - 0.2%

1,220	Little River County, Arkansas, Revenue Refunding Bonds, Geogria-Pacific Corporation Project, Series 1998, 5.600%, 10/01/26 (Alternative Minimum Tax)	10/07 at 102.00	Ba3	1,125,426

	California - 16.1%

11,250	Alameda Public Finance Authority, California, Bond Anticipation Notes, Alameda Power and Telecom, Series 2004, 7.000%, 6/01/09	No Opt. Call	N/R	11,179,575

3,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2003A, 7.000%, 9/01/33	9/13 at 102.00	N/R	3,106,170

1,200	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community Hospital, Series 1993, 5.750%, 5/15/15	11/04 at 101.00	BB+	1,116,756

2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Browning Ferris Industries Inc., Series 1996A, 5.800%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	BB-	1,855,040

1,057	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, CanFibre of Riverside, Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax) #	7/07 at 102.00	N/R	155,939

5,600	California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS, Series 344, 13.400%, 5/01/13 (IF)	5/12 at 101.00	AAA	7,558,096

8,085	California Department of Water Resources, Electric Power Supply Revenue Bonds, DRIVERS, Series 395, 14.140%, 5/01/10 - AMBAC Insured (IF)	No Opt. Call	AAA	10,472,824

1,025	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	1,033,395

665	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	7/09 at 102.00	N/R	640,994

3,375	California Statewide Community Development Authority, Charter School Revenue Bonds, Lionel Wilson College Preparatory Academy, Series 2001A, 7.250%, 8/01/31	8/09 at 100.00	N/R	3,425,693

1,500	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.625%, 10/01/33	10/13 at 100.00	N/R	1,453,050

4,000	California Statewide Community Development Authority, Senior Lien Revenue Bonds, East Valley Tourist Authority, Series 2003B, 9.250%, 10/01/20	10/15 at 103.00	N/R	4,339,960

2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	2,949,365

2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2, Talega, Series 2003, 6.000%, 9/01/33	9/13 at 100.00	N/R	2,010,300

	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 3-1, Series 2004:
1,000	5.375%, 9/01/25	9/04 at 103.00	N/R	952,700
1,000	5.375%, 9/01/33	9/04 at 103.00	N/R	924,100

1,500	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002, 6.200%, 9/01/32	9/12 at 100.00	N/R	1,519,770

1,375	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42	6/13 at 100.00	BBB	1,405,855

1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-4, 7.800%, 6/01/42	6/13 at 100.00	BBB	1,016,070

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-5, 7.875%, 6/01/42	6/13 at 100.00	BBB	2,041,680

2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39	6/13 at 100.00	BBB	1,804,960

	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1, Huntington Center, Series 2004:
500	5.800%, 9/01/23	9/04 at 103.00	N/R	494,005
1,000	5.850%, 9/01/33	9/04 at 103.00	N/R	982,790

	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, El Granado Mobile Home Park, Series 2004A:
1,020	6.000%, 5/15/34	5/14 at 100.00	N/R	1,001,150

790	6.125%, 5/15/38	5/14 at 100.00	N/R	778,821
2,500	6.450%, 5/15/44	5/14 at 100.00	N/R	2,513,200

1,015	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, El Granada Mobile Home Park, Subordinate Lien, Series 2004B, 6.500%, 5/15/44	5/14 at 100.00	N/R	990,214

2,500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,496,425

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,155,288

2,000	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District of Mountain House, Series 2002, 6.375%, 9/01/32	9/12 at 101.00	N/R	2,069,500

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34	9/13 at 102.00	N/R	4,007,799

300	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B-	255,735

1,385	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/12 at 102.00	B-	1,180,643

1,415	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	1,416,415

1,555	Murrieta Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2000-1, Series 2004B, 5.300%, 9/01/34	9/04 at 102.00	N/R	1,439,681

2,500	Norco, California, Special Tax Bonds, Community Facilities District 01-1, Series 2002, 7.000%, 9/01/33	9/12 at 102.00	N/R	2,509,650

	Orange County, California, Special Tax Bonds, Community Facilities District 03-1, Ladera Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	499,695
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,619,638
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	999,970

	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 11, Series 2004:
650	5.375%, 9/01/34	9/11 at 102.00	N/R	621,985
875	5.375%, 9/01/34	9/11 at 102.00	N/R	819,368

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	1,135,442
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	3,547,594

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	3,825,315

	Colorado - 13.9%

3,060	BNC Metropolitan District No. 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R	3,080,930

2,970	Bell Mountain Ranch Consolidated Metropolitan District, Colorado, Subordinate Refunding and Improvement Bonds, Series 2003, 7.900%, 11/15/23	No Opt. Call	N/R	3,022,480

925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	941,817

2,000	Briargate Center Business Improvement District, Colorado, Special Assessment District 02-1 Revenue Bonds, Series 2002B, 7.400%, 12/01/27	No Opt. Call	N/R	2,002,780

4,530	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	4,612,355

2,750	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2002, 7.375%, 12/01/32	12/12 at 100.00	N/R	2,783,660

975	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Compass Montessori Charter School, Series 2000, 7.750%, 7/15/31	7/10 at 100.00	N/R	994,198

4,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak to Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded to 8/15/11)	8/11 at 100.00	AAA	5,005,920

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 - Frontier Academy, Series 2001:
2,770	7.250%, 6/01/20	6/11 at 100.00	Ba1	2,879,775
1,775	7.375%, 6/01/31	6/11 at 100.00	Ba1	1,847,101

3,818	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 - Compass Montessori Secondary School, Series 2002, 8.000%, 2/15/32	2/12 at 100.00	N/R	3,962,893

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 - Platte River Academy, Series 2002A:
1,000	7.250%, 3/01/22	3/12 at 100.00	Ba2	1,027,140
750	7.250%, 3/01/32	3/12 at 100.00	Ba2	765,900

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32	5/12 at 102.00	N/R	2,597,875

4,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Education Center, Series 2002A, 7.625%, 3/15/32	3/12 at 100.00	N/R	4,632,522

4,240	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pioneer ELOB Charter School, Series 2003, 7.750%, 10/15/33	10/13 at 100.00	N/R	4,171,821

1,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Leadership Preparatory Academy, Series 2003, 7.875%, 5/01/27	11/13 at 100.00	N/R	1,046,032

	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Denver Academy, Series 2003A:
500	7.000%, 11/01/23	11/13 at 100.00	BB+	499,295
810	7.125%, 11/01/28	11/13 at 100.00	BB+	809,133

2,860	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver Arts and Technology Academy, Series 2003, 8.000%, 5/01/34	5/14 at 101.00	N/R	2,949,918

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel Academy Charter School, Series 2003:
500	7.300%, 12/01/23	12/13 at 100.00	N/R	500,095
875	7.500%, 12/01/33	12/13 at 100.00	N/R	878,062

1,645	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Heritage Christian School, Series 2004A, 7.500%, 6/01/34	6/14 at 100.00	N/R	1,637,943

	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Colorado Lutheran High School Association, Series 2004A:
3,750	7.500%, 6/01/24	6/14 at 100.00	N/R	3,711,300
4,300	7.625%, 6/01/34	6/14 at 100.00	N/R	4,249,475

2,230	Conservatory Metropolitan District, Arapahoe County, Aurora, Colorado, General Obligation Bonds, Series 2003, 7.550%, 12/01/32	12/13 at 102.00	N/R	2,281,647

2,350	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	2,418,550

5,035	Maher Ranch Metropolitan District 4, Colorado, General Obligation Bonds, Series 2003, 7.875%, 12/01/33	12/13 at 102.00	N/R	5,237,155

3,500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.000%, 12/01/33	12/13 at 102.00	BBB-	3,398,675

2,000	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-1, 7.875%, 12/01/32 (Mandatory put 12/01/13)	No Opt. Call	N/R	1,995,100

1,500	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series 2003CR-2, 7.875%, 12/01/13	12/13 at 100.00	N/R	1,496,325

5,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003, 8.000%, 12/01/25	6/14 at 101.00	N/R	5,447,870

	Tallyns Reach Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2004:
250	6.000%, 12/01/18	12/13 at 100.00	N/R	247,255
310	6.375%, 12/01/23	12/13 at 100.00	N/R	306,069

	Tallyns Reach Metropolitan District 3, Colorado, Limited Tax Obligation Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	493,775
500	6.750%, 12/01/33	12/13 at 100.00	N/R	492,720

	Connecticut - 0.9%

1,500	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc. Project, Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	BBB-	1,713,480

1,455	Connecticut Development Authority, Health Facility Revenue Refunding Bonds, Alzheimer’s Resource Center of Connecticut Inc., Series 1994A, 7.125%, 8/15/14	8/04 at 102.00	N/R	1,437,031

	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
330	5.500%, 1/01/14 (Alternative Minimum Tax)	1/05 at 100.00	BBB	330,756
1,940	5.500%, 1/01/20 (Alternative Minimum Tax)	1/05 at 100.00	BBB	1,927,953

	Florida - 8.5%

2,700	Amelia National Community Development District, Nassau County, Florida, Capital Improvement Revenue Bonds, Series 2004, 6.300%, 5/01/35	5/14 at 101.00	N/R	2,719,575

5,000	Bartram Springs Community Development District, Duval County, Florida, Special Assessment Bonds, Series 2003A, 6.650%, 5/01/34	5/13 at 102.00	N/R	5,199,950

250	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/13 at 101.00	N/R	259,290

2,000	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc. Project, Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	11/14 at 101.00	BBB-	2,210,340

2,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2002A, 10.000%, 10/01/33	10/12 at 102.00	N/R	2,386,800

4,000	Capital Trust Agency, Florida, Revenue Bonds, Seminole Tribe Convention Center, Series 2003A, 8.950%, 10/01/33	10/12 at 102.00	N/R	4,627,240

1,200	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.900%, 5/01/34	5/14 at 101.00	N/R	1,164,708

2,100	Cutler Cay Community Development District, Florida, Special Assessment Bonds, Series 2004, 6.300%, 5/01/34	5/14 at 101.00	N/R	2,123,436

1,425	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc. Project, Series 1995, 8.000%, 6/01/22	6/05 at 102.00	N/R	1,449,196

1,000	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds, National Gypsum Company Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	1,053,790

2,000	Islands at Doral Southwest Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.375%, 5/01/35	5/13 at 101.00	N/R	2,073,060

	Islands at Doral Northeast Community Development District, Florida, Special Assessment Bonds, Series 2004:
500	6.125%, 5/01/24	5/14 at 101.00	N/R	505,830
450	6.250%, 5/01/34	5/14 at 101.00	N/R	453,447

650	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	654,505

3,550	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A, Series 2003I, 8.000%, 11/01/13	11/07 at 100.00	N/R	3,552,804

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	12/04 at 102.00	BBB-	1,026,710

310	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP Project, Series 1995B, 8.050%, 12/15/25 (Alternative Minimum Tax)	12/04 at 102.00	BBB-	317,328

3,000	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.250%, 5/01/34	5/14 at 101.00	N/R	3,011,280

3,070	Meadowwoods Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2004A, 6.050%, 5/01/35	5/14 at 101.00	N/R	3,063,277

3,600	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	3,671,388

2,500	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A, 7.375%, 5/01/33	5/12 at 101.00	N/R	2,661,925

1,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	N/R	1,003,400

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004:
500	6.000%, 5/01/24	5/14 at 101.00	N/R	501,715
500	6.125%, 5/01/34	5/14 at 101.00	N/R	501,700

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
1,150	6.000%, 5/01/23	5/13 at 101.00	N/R	1,150,288
3,750	6.125%, 5/01/35	5/13 at 101.00	N/R	3,757,762

	Georgia - 0.9%

	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001:
1,650	7.750%, 12/01/14	12/11 at 101.00	N/R	1,710,605
1,400	7.900%, 12/01/24	12/11 at 101.00	N/R	1,459,080

95	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax)	7/08 at 102.00	BB+	91,492

1,500	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,520,655

900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court, Series 2004A, 6.125%, 2/15/34	2/09 at 100.00	N/R	887,751

	Idaho - 0.6%

3,580	Power County Industrial Development Corporation, Idaho, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 1999, 6.450%, 8/01/32 (Alternative Minimum Tax)	8/09 at 102.00	BB+	3,658,903

	Illinois - 3.8%

1,545	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	1/09 at 100.00	N/R	1,576,518

1,000	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project, Series 2002A, 6.125%, 12/01/22	12/12 at 100.00	BBB	1,010,750

750	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	6/12 at 100.00	Ba3	809,535

1,750	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series 1998, 5.500%, 11/15/19	11/08 at 102.00	BB+	1,530,148

1,635	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A, 5.750%, 8/15/27	8/07 at 101.00	Baa2	1,496,041

2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	No Opt. Call	N/R	2,596,438

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Proctor Community Hospital Project, Series 1991:
320	7.500%, 1/01/11	1/05 at 100.00	BB+	320,163
925	7.375%, 1/01/23	1/05 at 100.00	BB+	925,120

1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34	5/12 at 101.00	Baa2	1,022,220

300	Libertyville, Illinois, Affordable Housing Revenue Bonds, Liberty Towers Project, Series 1999A, 7.000%, 11/01/29 (Alternative Minimum Tax)	11/09 at 100.00	A2	306,210

3,495	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/13 at 102.00	N/R	3,450,614

2,060	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	2,012,146

	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C:
–	7.250%, 10/15/09 (Alternative Minimum Tax)	No Opt. Call	N/R	2
–	7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	170

2,100	Round Lake, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 1, Series 2003, 6.700%, 3/01/33	3/13 at 102.00	N/R	2,163,210

3,570	Round Lake, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 3, Series 2003, 6.750%, 3/01/33	3/13 at 102.00	N/R	3,576,390

	Indiana - 3.0%

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of Northwest Indiana, Series 2004A, 6.000%, 3/01/34	3/14 at 101.00	BBB-	1,910,560

150	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1997, 5.625%, 12/01/27 (Alternative Minimum Tax)	12/07 at 102.00	Ba3	137,352

50	Jasper County, Indiana, Economic Development Revenue Bonds, Georgia Pacific Corporation Project, Series 1999, 5.600%, 4/01/29 (Alternative Minimum Tax)	4/09 at 102.00	Ba3	45,701

45	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)	4/10 at 101.00	Ba3	45,792

890	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1991, 5.750%, 8/01/21	8/11 at 102.00	Baa2	896,488

1,500	Petersburg, Indiana, Pollution Control Revenue Bonds, Indiana Power and Light Company, Series 1996, 6.375%, 11/01/29 (Alternative Minimum Tax)	8/11 at 102.00	Baa3	1,551,915

750	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light Company, Series 1995A, 6.625%, 12/01/24 -ACA Insured	12/04 at 102.00	A	771,540

7,315	Vincennes, Indiana, Economic Development Revenue Bonds, Southwest Indiana Regional Youth Village, Series 1999, 6.250%, 1/01/24	1/09 at 102.00	N/R	6,890,291

5,830	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc., Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)	11/10 at 102.00	N/R	5,893,839

	Iowa - 0.1%

685	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Waldorf College Project, Series 1999, 7.375%, 10/01/19	10/10 at 102.00	N/R	726,223

	Kentucky - 1.6%

	Kenton County Airport Board, Kentucky, Special Facilities Revenue Bonds, Delta Air Lines Project, Series 1992A:
2,875	7.500%, 2/01/20 (Alternative Minimum Tax)	No Opt. Call	CCC-	2,187,789
130	7.125%, 2/01/21 (Alternative Minimum Tax)	8/04 at 100.00	CCC-	94,578

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc. Project, Series 1997:
1,000	5.850%, 10/01/17	4/08 at 102.00	BB-	941,450
2,500	5.875%, 10/01/22	4/08 at 102.00	BB-	2,291,725

	Newport Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Public Parking and Plaza Project, Series 2000A:
1,500	8.375%, 1/01/18	7/10 at 104.00	N/R	1,545,750
2,320	8.500%, 1/01/27	7/10 at 104.00	N/R	2,390,690

	Louisiana - 3.3%

3,405	Carter Plantation Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2004, 5.500%, 5/01/16	11/05 at 100.00	N/R	3,342,620

505	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)	3/08 at 102.00	Ba3	494,213

6,500	Hodge, Louisiana, Combined Utility System Revenue Bonds, Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)	No Opt. Call	B	6,654,830

	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue Bonds, White Oaks Project, Series 2004A:
880	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	896,667
800	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	813,184

5,415	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project, Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)	10/04 at 100.00	N/R	5,432,111

2,000	West Felciana Parish, Louisiana, Pollution Control Revenue Bonds, Gulf States Utilities Company, Series 1984I, 7.700%, 12/01/14	12/04 at 100.00	BB+	2,032,600

	Maine - 0.0%

145	Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. - Great Northern Paper Project, Series 1992, 7.750%, 10/01/22 (Alternative Minimum Tax)	10/04 at 100.00	BB	145,302

	Maryland - 1.8%

3,320	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	9/05 at 102.00	N/R	3,394,733

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal Life, Series 2001A:
25	6.750%, 4/01/20	4/09 at 100.00	N/R	19,959
300	6.750%, 4/01/23	4/11 at 101.00	N/R	239,652

75	Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 1994A, 5.625%, 4/01/09	4/06 at 100.00	N/R	59,789

10	Prince George’s County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc., Series 1994B, 5.250%, 4/01/16 (Optional put 4/01/06)	No Opt. Call	N/R	8,155

	Prince George’s County, Maryland, Revenue Refunding and Project Bonds, Dimensions Health Corporation, Series 1994:
25	5.100%, 7/01/06	No Opt. Call	B3	21,956
665	5.375%, 7/01/14	1/05 at 102.00	B3	527,531
8,685	5.300%, 7/01/24	1/05 at 102.00	B3	6,561,170

	Massachusetts - 0.9%

2,000	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)	9/12 at 102.00	N/R	2,050,060

870	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Project, Series 1998B, 5.300%, 12/01/14 (Alternative Minimum Tax)	12/08 at 102.00	BBB	833,199

1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)	12/09 at 102.00	BBB	1,047,580

1,260	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC Project, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	1,368,965

	Michigan - 5.7%

1,300	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 1999, 7.000%, 4/01/29	4/09 at 100.00	N/R	1,234,909

925	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series 2000, 8.000%, 4/01/29	4/09 at 100.00	N/R	944,749

4,495	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/09 at 101.00	BB-	3,813,828

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
2,000	7.500%, 10/01/12	10/09 at 102.00	Ba1	2,071,840
3,500	8.000%, 10/01/31	10/09 at 102.00	Ba1	3,604,685

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, YMCA Service Learning Academy Charter School, Series 2001:
1,400	7.250%, 10/01/11	10/09 at 102.00	Ba1	1,438,682
750	7.625%, 10/01/21	10/09 at 102.00	Ba1	765,608

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
665	6.250%, 8/15/13	8/04 at 101.00	Ba3	583,298
795	6.500%, 8/15/18	8/04 at 101.00	Ba3	689,424

2,110	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B, 5.500%, 8/15/23	8/04 at 102.00	Ba3	1,581,951

4,175	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 1995, 6.500%, 1/01/25	1/06 at 102.00	N/R	3,822,964

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital, Series 1995:
135	6.625%, 1/01/16	1/06 at 102.00	Ba3	119,416
275	6.700%, 1/01/26	1/06 at 102.00	Ba3	236,121

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 1997:
275	6.375%, 1/01/15	1/07 at 102.00	N/R	267,352
535	6.375%, 1/01/25	1/07 at 102.00	N/R	486,262

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A:
115	5.125%, 8/15/18	8/08 at 101.00	Ba3	86,609
170	5.250%, 8/15/23	8/08 at 101.00	Ba3	123,366
1,020	5.250%, 8/15/28	8/08 at 101.00	Ba3	714,265

150	Midland County Economic Development Corporation, Michigan, Subordinated Pollution Control Limited Obligation Revenue Refunding Bonds, Midland Cogeneration Project, Series 2000A, 6.875%, 7/23/09 (Alternative Minimum Tax)	7/07 at 101.00	BB+	153,948

2,775	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series 2000, 8.250%, 6/01/30	6/10 at 102.00	N/R	2,922,020

	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993:

4,140	6.000%, 8/01/13	8/04 at 101.00	Ba1	3,726,207
2,535	6.000%, 8/01/18	8/04 at 101.00	Ba1	2,198,935
2,885	6.000%, 8/01/23	8/04 at 101.00	Ba1	2,437,565

500	Wayne County, Michigan, Special Airport Facilities Revenue Refunding Bonds, Northwest Airlines Inc., Series 1995, 6.750%, 12/01/15	12/05 at 102.00	N/R	427,005

	Minnesota - 2.7%

3,250	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Saint Luke’s Hospital, Series 2002, 7.250%, 6/15/32	6/12 at 101.00	BB	3,394,950

2,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Special Facilities Revenue Bonds, Northwest Airlines Inc. Project, Series 2001A, 7.000%, 4/01/25 (Alternative Minimum Tax)	4/11 at 101.00	N/R	2,086,800

400	Northwest Minnesota Multi-County Housing and Redevelopment Authority, Governmental Housing Revenue Bonds, Pooled Housing Program, Series 1994B, 8.125%, 10/01/26	10/04 at 102.00	N/R	220,000

1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,332,884

135	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 1993B, 6.625%, 11/01/17	11/04 at 101.00	BB	136,274

590	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Facility Revenue Refunding Bonds, HealthEast Inc., Series 1993A, 6.625%, 11/01/17	11/04 at 101.00	BB	595,924

1,600	St. Paul Housing and Redevelopment Finance Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/11 at 102.00	N/R	1,635,504

1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,106,545

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy, Series 2004A:
500	6.625%, 12/01/23	6/14 at 102.00	N/R	505,460
2,120	6.875%, 12/01/33	6/14 at 102.00	N/R	2,142,811

3,000	South St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Facility Revenue Refunding Bonds, HealthEast Inc., Series 1994, 6.750%, 11/01/09	11/04 at 102.00	BB	3,068,160

	Mississippi - 0.2%

1,000	Perry County, Mississippi, Pollution Control Revenue Refunding Bonds, Leaf River Forest Project, Series 1999, 5.200%, 10/01/12	3/12 at 100.00	Ba3	1,085,240

	Missouri - 0.8%

2,400	Kansas City Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Pickwick Apartments Project, Series 2004, 8.000%, 2/01/34 (Alternative Minimum Tax)	2/14 at 102.00	N/R	2,422,416

2,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992, 7.875%, 12/01/24 (Alternative Minimum Tax)	12/04 at 100.00	N/R	2,581,250

	Montana - 1.7%

9,800	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company Project, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	7/10 at 101.00	B1	10,102,428

	Nevada - 2.3%

1,300	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District 142, Series 2003, 6.375%, 8/01/23	8/16 at 100.00	N/R	1,333,449

380	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995A, 5.600%, 10/01/30 (Alternative Minimum Tax)	1/05 at 100.00	B-	318,140

345	Clark County, Nevada, Industrial Development Revenue Refunding Bonds, Nevada Power Company Project, Series 1995B, 5.900%, 10/01/30 (Alternative Minimum Tax)	10/04 at 100.00	B-	302,720

5,045	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1995C, 5.500%, 10/01/30	1/05 at 100.00	B-	4,330,073

110	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project, Series 1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)	11/04 at 100.00	B-	95,755

25	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company, Series 1995D, 5.450%, 10/01/23	1/05 at 100.00	B-	22,102

3,400	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, Second Tier Series 2000, 7.375%, 1/01/40	1/10 at 102.00	N/R	3,300,108

3,200	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District No. 607, Series 2004, 6.250%, 6/01/24	12/04 at 103.00	N/R	3,256,704

1,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured	10/12 at 101.00	A	1,087,470

	New Hampshire - 0.4%

1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Exeter Hospital, Series 2001A, 5.750%, 10/01/31	10/11 at 101.00	A+	1,540,170

685	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, Littleton Hospital Association, Series 1998A, 5.450%, 5/01/08	No Opt. Call	BB-	689,411

	New Jersey - 1.4%

2,155	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14	4/06 at 102.00	Ba3	2,209,134

1,905	New Jersey Economic Development Authority, Revenue Bonds, Meridian Health System - Shrewsbury Assisted Living Facility, Series 1999, 6.750%, 8/01/30	8/09 at 102.00	N/R	1,714,500

1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)	9/09 at 101.00	B	749,800

2,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 9.000%, 6/01/33 (Alternative Minimum Tax)	6/13 at 101.00	B	1,945,760

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2003:
1,250	6.750%, 6/01/39	6/13 at 100.00	BBB	1,128,100
1,000	7.000%, 6/01/41	6/13 at 100.00	BBB	926,540

	New Mexico - 0.1%

780	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison Company - Four Corners Project, Series 1991A, 7.200%, 4/01/21	10/04 at 100.00	BBB	796,926

	New York - 0.8%

170	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island University Hospital Project, Series 2002C, 6.450%, 7/01/32	7/12 at 101.00	Ba3	157,029

550	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990, 5.400%, 7/01/20 (Alternative Minimum Tax)	8/07 at 102.00	CCC	324,896

1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)	8/04 at 102.00	CCC	1,061,395

750	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	12/12 at 101.00	Ba2	743,175

500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 8.375%, 11/01/16 (Alternative Minimum Tax)	11/12 at 100.00	CCC+	473,435

	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996:
870	6.000%, 7/01/06	7/06 at 102.00	Ba3	845,048
500	6.250%, 7/01/13	7/06 at 102.00	Ba3	454,095

500	New York State Dormitory Authority, Revenue Bonds, Marymount Manhattan College, Series 1999, 6.125%, 7/01/21 - RAAI Insured	7/09 at 101.00	AA	544,760

	North Carolina - 0.9%

5,500	North Carolina Captial Facilities Financing Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/12 at 106.00	N/R	5,411,670

	North Dakota - 0.1%

500	Oakes, North Dakota, Industrial Development Revenue Bonds, Omniquip International Inc. Project, Series 1999, 5.800%, 2/01/14 (Alternative Minimum Tax)	2/05 at 103.00	N/R	513,370

	Ohio - 1.3%

	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation, Series 1998:
500	5.700%, 1/01/13	1/08 at 102.00	BB	465,755
1,270	5.800%, 1/01/18	1/08 at 102.00	BB	1,139,698

1,000	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines, Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18	2/08 at 102.00	BB+	912,070

3,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R	2,798,580

2,500	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)	9/09 at 102.00	N/R	2,514,525

	Oklahoma - 2.4%

	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System, Series 1999A:
1,250	5.125%, 8/15/10	8/09 at 101.00	B1	1,234,338
1,000	5.750%, 8/15/12	8/09 at 101.00	B1	1,011,670
815	5.750%, 8/15/13	8/09 at 101.00	B1	824,511
1,000	5.750%, 8/15/15	8/09 at 101.00	B1	1,011,670
1,730	5.625%, 8/15/19	8/09 at 101.00	B1	1,750,276
6,020	5.625%, 8/15/29	8/09 at 101.00	B1	6,090,554

2,165	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	6/05 at 102.00	B-	1,624,529

1,200	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)	12/08 at 100.00	B-	1,093,188

	Pennsylvania - 3.9%

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
260	9.250%, 11/15/15	11/10 at 102.00	B	291,754
2,880	9.250%, 11/15/22	11/10 at 102.00	B	3,231,734
6,265	9.250%, 11/15/30	11/10 at 102.00	B	7,030,144

775	Cumberland County Municipal Authority, Pennsylvania, First Mortgage Revenue Refunding Bonds, Carlisle Hospital and Health Services, Series 1994, 6.800%, 11/15/14 (Pre-refunded to 11/15/04)	11/04 at 102.00	BBB-***	801,846

1,500	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25	1/13 at 101.00	N/R	1,510,080

1,220	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, New Morgan Landfill Company Inc. Project, Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)	10/04 at 102.00	BB-	1,166,613

485	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/13 at 102.00	N/R	474,660

2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Series 1997A, 6.250%, 11/01/27 (Alternative Minimum Tax)	4/09 at 102.00	N/R	2,001,400

	Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Northampton Generating Project, Senior Lien, Series 1994A:
1,400	6.400%, 1/01/09 (Alternative Minimum Tax)	1/05 at 101.00	BBB-	1,429,162
1,000	6.500%, 1/01/13 (Alternative Minimum Tax)	1/05 at 101.00	BBB-	1,011,040
1,500	6.600%, 1/01/19 (Alternative Minimum Tax)	1/05 at 101.00	BBB-	1,512,375

1,500	Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Colver Project, Series 1994D, 7.150%, 12/01/18 (Alternative Minimum Tax)	12/04 at 102.00	BBB-	1,551,705

580	Pennsylvania Economic Development Financing Authority Revenue Bonds, Northwestern Human Services Inc. Project, Series 1998A, 5.250%, 6/01/09	6/08 at 100.00	BB+	538,675

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station Parking Garage Project, Series 2002, 5.800%, 6/01/23 (Alternative Minimum Tax) - ACA Insured	6/12 at 102.00	A	1,037,860

	Rhode Island - 0.3%

1,500	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	5/12 at 102.00	N/R	1,554,750

	South Carolina - 1.1%

	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 1998B:
4,560	0.000%, 1/01/32	1/08 at 25.56	B-	317,330
4,550	0.000%, 1/01/33	1/08 at 24.13	B-	297,206

500	Richland County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2003A, 6.100%, 4/01/23 (Alternative Minimum Tax)	4/13 at 101.00	BBB	520,320

2,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.875%, 8/01/27	8/13 at 100.00	BBB	2,159,320

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
1,500	6.000%, 5/15/22	5/11 at 101.00	BBB	1,369,125
2,045	6.375%, 5/15/28	5/11 at 101.00	BBB	1,773,976
335	6.375%, 5/15/30	No Opt. Call	BBB	287,671

	Tennessee - 0.7%

3,550	McMinn County Industrial Development Board, Tennessee, Pollution Control Facilities Revenue Bonds, Bowater Inc. - Calhoun Newsprint Company Project, Series 1991, 7.625%, 3/01/16 (Alternative Minimum Tax)	9/04 at 100.00	BB	3,553,160

500	McMinn County Industrial Development Board, Tennessee, Solid Waste Recycling Facilities Revenue Bonds, Bowater Inc. - Calhoun Newsprint Company Project, Series 1992, 7.400%, 12/01/22 (Alternative Minimum Tax)	12/04 at 100.00	BB	501,610

	Texas - 4.7%

1,500	Abilene Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Sears Methodist Retirement System, Series 2003A, 7.000%, 11/15/33	11/13 at 101.00	N/R	1,548,630

1,550	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company Project, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/13 at 101.00	BBB	1,782,888

1,000	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	BBB	1,040,610

195	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/09 at 101.00	BBB-	190,195

500	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 7.750%, 12/01/18	12/08 at 102.00	BBB-	544,925

1,200	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1992, 7.250%, 11/01/30 (Alternative Minimum Tax)	11/04 at 100.00	CCC	791,088

2,540	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	11/05 at 102.00	CCC	1,653,718

2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	4/12 at 100.00	Ba2	2,156,160

500	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 7.500%, 5/01/25 (Alternative Minimum Tax) (Mandatory put 9/30/12)	No Opt. Call	Ba2	525,420

1,120	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc. Project, Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)	7/09 at 101.00	B-	746,088

	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc. Project, Series 2001E:
1,450	6.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 101.00	B-	1,162,712
500	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B-	425,960
2,750	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B-	2,125,640

	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living Community Inc., Series 2004A:
250	7.000%, 2/15/23	2/14 at 101.00	N/R	255,910
1,400	7.125%, 2/15/34	2/14 at 101.00	N/R	1,428,406

2,260	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)	5/09 at 101.00	BBB-	2,224,654

1,500	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29 (Mandatory put 4/01/08)	No Opt. Call	BBB-	1,652,970

1,000	Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities Revenue Bonds, CITGO Petroleum Corporation, Series 2003, 8.250%, 11/01/31 (Alternative Minimum Tax)	5/07 at 102.00	BB-	1,055,410

1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2003B, 6.150%, 8/01/22	8/13 at 101.00	BBB	1,039,360

5,850	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)	7/21 at 100.00	N/R	5,742,828

	Utah - 0.4%

750	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	12/08 at 101.00	N/R	665,940

1,500	Carbon County, Utah, Solid Waste Disposal Revenue Refunding Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1995, 7.500%, 2/01/10 (Alternative Minimum Tax)	2/05 at 102.00	BB-	1,535,865

150	Carbon County, Utah, Solid Waste Disposal Revenue Bonds, Laidlaw/ECDC Project, Guaranteed by Allied Waste Industries, Series 1997A, 7.450%, 7/01/17 (Alternative Minimum Tax)	7/07 at 102.00	N/R	154,890

45	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)	7/09 at 101.50	Aa2	45,646

	Virgin Islands - 0.3%

625	Virgin Islands Government Refinery Facilities, Senior Secured Revenue Bonds, Hovensa LLC Coker Project, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	BBB-	666,631

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Refinery Revenue Bonds, Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB-	1,025,170

	Virginia - 4.5%

150	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/08 at 102.00	Ba3	139,082

25	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax)	12/09 at 101.00	Ba3	25,404

2,353	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/13 at 101.00	N/R	2,351,612

3,000	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%, 6/01/33	6/13 at 102.00	N/R	2,925,360

2,226	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 6.750%, 3/01/34	3/14 at 102.00	N/R	2,208,348

435	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)	12/08 at 101.00	Ba3	404,433

2,005	Hopewell Industrial Development Authority, Virginia, Resources Recovery Revenue Refunding Bonds, Stone Container Corporation Project, Series 1992, 8.250%, 6/01/16	12/04 at 101.00	N/R	2,030,644

3,000	Mecklenburg County Industrial Development Authority, Virginia, Exempt Facility Revenue Refunding Bonds, UAE LP Project, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	BBB-	3,050,880

	Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road, Senior Lien Revenue Bonds, Series 1998A:
200	5.000%, 8/15/06	No Opt. Call	BB	200,804
500	5.250%, 8/15/07	No Opt. Call	BB	496,610
6,760	0.000%, 8/15/14	8/08 at 73.23	BB	3,174,766
4,855	5.500%, 8/15/28	8/08 at 102.00	BB	4,087,473
1,000	0.000%, 8/15/30	8/08 at 28.38	BB	135,650

	Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road, Senior Lien Revenue Bonds, Series 1998B:
2,775	0.000%, 8/15/12	8/08 at 82.10	BB	1,525,556
3,000	0.000%, 8/15/15	8/08 at 68.82	BB	1,306,770

1,500	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21	7/11 at 100.00	B2	1,318,035

1,000	Virginia Gateway Community Development Authority, Prince William County, Special Assessment Bonds, Series 2003, 6.375%, 3/01/30	3/13 at 102.00	N/R	996,180

585	Virginia Small Business Financing Authority, Industrial Development Water Revenue Bonds, S.I.L. Clean Water, LLC Project, Series 1999, 7.250%, 11/01/09 (Alternative Minimum Tax)	No Opt. Call	N/R	582,566

	Wisconsin - 1.9%

1,000	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 7.000%, 6/01/28	6/12 at 100.00	BBB	946,300

40	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	Ba2	37,734

450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16	12/14 at 101.00	N/R	446,738

1,050	Nekoosa, Wisconsin, Pollution Control Revenue Bonds, Nekoosa Paper Inc., Series 1999B, 5.500%, 7/01/15	No Opt. Call	Ba3	1,010,762

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc., Series 1999A, 5.600%, 2/15/29	2/09 at 101.00	BBB+	963,210

1,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc., Series 2001, 6.250%, 10/01/21	10/11 at 100.00	BBB	1,381,735

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2002A, 7.500%, 5/01/32	5/12 at 100.00	N/R	2,594,572

2,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Community Memorial Hospital Inc. - Oconto Falls, Series 2003, 7.250%, 1/15/33	1/13 at 101.00	N/R	2,262,260

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	849,150
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	961,860

$611,049	Total Long-Term Investments (cost $572,608,472) - 98.0%			590,335,642
	Other Assets Less Liabilities - 2.0%			12,016,113
	Net Assets - 100%			$602,351,755

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

#	Non-income producing security. On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interests of shareholders and proceeded accordingly.

N/R	Investment is not rated.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $571,518,535

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004, were as follows:

Gross unrealized:
Appreciation	$25,248,002
Depreciation	(6,430,895)

Net unrealized appreciation (depreciation) of investments	$18,817,107

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

July 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Alabama - 2.6%

$ 200	Alabama State Docks Department, Docks Facilities Revenue Bonds, Series 1996, 6.100%, 10/01/13 (Alternative Minimum Tax) - MBIA Insured	10/06 at 102.00	AAA	$217,666

400	Bayou La Batre Utilities Board, Alabama, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1997, 5.750%, 3/01/27 - RAAI Insured	3/07 at 102.00	AA	410,608

100	Jefferson County, Alabama, Sewer Revenue Warrants, Series 1997D, 5.750%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured	2/07 at 101.00	AAA	109,342

2,000	Sheffield, Alabama, Electric Revenue Warrants, Series 2003, 5.500%, 7/01/29 - AMBAC Insured	7/13 at 100.00	Aaa	2,102,300

5,000	Southeast Alabama Gas District, General System Revenue Bonds, Series 2000A, 5.500%, 6/01/20 - AMBAC Insured	6/10 at 102.00	Aaa	5,430,800

250	Tallassee Industrial Development Board, Alabama, Revenue Bonds, Dow-United Technologies Composite Products, Series 1996A, 6.100%, 8/01/14 (Pre-refunded to 8/01/06)	8/06 at 102.00	A***	274,312

	Alaska - 1.1%

3,200	Anchorage, Alaska, Water Revenue Refunding Bonds, Series 1999, 6.000%, 9/01/24 - AMBAC Insured	9/09 at 101.00	AAA	3,592,512

	Arizona - 1.0%

2,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 7.000%, 12/01/25	12/10 at 102.00	BBB	2,252,355

1,050	Northern Arizona University, System Revenue Bonds, Series 2003, 5.500%, 6/01/22 - FGIC Insured	6/14 at 100.00	AAA	1,143,534

	California - 8.5%

	California, General Obligation Bonds, Series 2004:
875	5.000%, 2/01/19 - AMBAC Insured	2/14 at 100.00	AAA	916,458
1,000	5.200%, 4/01/26	4/14 at 100.00	A3	1,010,150

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,000	6.000%, 5/01/14	5/12 at 101.00	A2	2,254,980
5,500	5.375%, 5/01/21	5/12 at 101.00	A2	5,779,620

4,335	California Department of Water Resources, Power Supply Revenue Bonds, DRIVERS, Series 344, 13.753%, 5/01/13 (IF)	5/12 at 101.00	AAA	5,850,776

	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D:
1,350	5.500%, 6/01/17	12/13 at 100.00	Baa1	1,450,305
1,490	5.500%, 6/01/19	12/13 at 100.00	Baa1	1,584,362

8,000	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 - MBIA Insured	No Opt. Call	AAA	4,171,760

2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/05	No Opt. Call	AAA	1,987,620

1,500	Long Beach, California, Revenue Bonds, Aquarium of the Pacific Project, Series 1995A, 6.125%, 7/01/23 (Pre-refunded to 7/01/05)	7/05 at 102.00	AAA	1,591,170

	Sacramento Cogeneration Authority, California, Cogeneration Project LP Revenue Bonds, Proctor and Gamble, Series 1995:
500	6.200%, 7/01/06	7/05 at 102.00	BBB	526,355
1,000	6.500%, 7/01/21 (Pre-refunded to 7/01/05)	7/05 at 102.00	AAA	1,066,980

	Colorado - 3.5%

6,000	Arapahoe County Capital Improvement Trust Fund, Colorado, Senior Revenue Bonds, Highway E-470 Project, Series 1986C, 0.000%, 8/31/05	No Opt. Call	AAA	5,889,300

2,000	Arapahoe County Capital Improvement Trust Fund, Colorado, Senior Revenue Bonds, Highway E-470 Project, Series 1986B, 6.950%, 8/31/20 (Pre-refunded to 8/31/05)	8/05 at 103.00	AAA	2,174,360

1,570	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 2000D-2, 6.900%, 4/01/29 (Alternative Minimum Tax)	4/10 at 105.00	AA	1,583,926

1,850	Douglas County School District No. Re 1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 - FGIC Insured	12/14 at 100.00	Aaa	2,071,704

	Connecticut - 2.2%

	Bridgeport, Connecticut, General Obligation Bonds, Series ROL-II-R-45:
2,360	15.916%, 7/15/16 (IF) (Pre-refunded to 7/15/10)	7/10 at 101.00	AAA	3,503,656
2,600	15.830%, 7/15/17 (IF) (Pre-refunded to 7/15/10)	7/10 at 101.00	AAA	3,859,960

	District of Columbia - 1.4%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 - AMBAC Insured	1/14 at 100.00	AAA	4,744,100

	Florida - 2.9%

1,200	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/14	No Opt. Call	AA	1,294,548

3,510	Florida Housing Finance Corporation, Revenue Bonds, Wyndham Place Apartments Project, Series 2000W-1, 5.850%, 1/01/41 (Alternative Minimum Tax) - FSA Insured	1/11 at 100.00	AAA	3,651,453

	Jacksonville Port Authority, Florida, Seaport Revenue Bonds, Series 2000:
1,115	5.625%, 11/01/26 (Alternative Minimum Tax) (Pre-refunded to 11/01/10) - MBIA Insured	11/10 at 100.00	Aaa	1,242,857
1,600	5.625%, 11/01/26 (Alternative Minimum Tax) - MBIA Insured	11/10 at 100.00	Aaa	1,658,896

1,860	Nassau County, Florida, ICF/MR Revenue Bonds, GF/Amelia Island Properties Inc., Series 1993A, 9.750%, 1/01/23	1/05 at 101.00	N/R	1,900,120

	Georgia - 0.5%

1,500	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech - Klaus Parking and Family Housing Projects, Series 2003, 5.000%, 11/01/13 - MBIA Insured	No Opt. Call	AAA	1,635,315

	Illinois - 5.9%

	Champaign, Illinois, General Obligation Public Safety Sales Tax Bonds, Series 1999:
1,140	8.250%, 1/01/21 - FGIC Insured	No Opt. Call	AAA	1,609,224
1,275	8.250%, 1/01/22 - FGIC Insured	No Opt. Call	AAA	1,807,300

2,000	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest, Series 1996B, 6.300%, 9/01/22 - FSA Insured	9/06 at 102.00	AAA	2,183,500

2,815	Illinois Educational Facilities Authority, Revenue Refunding Bonds, Columbia College, Series 1992, 6.875%, 12/01/17 (Pre-refunded to 12/01/04)	12/04 at 100.00	N/R***	2,866,261

2,000	Illinois Health Facilities Authority, Revenue Bonds, Fairview Obligated Group, Series 1995A, 7.125%, 8/15/17	8/06 at 102.00	N/R	2,012,060

4,000	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A, 5.750%, 8/15/27	8/07 at 101.00	Baa2	3,660,040

3,320	Kane County, Illinois, Motor Fuel and Tax Alternative Revenue Source Bonds, Series 2004, 5.250%, 1/01/21 - FGIC Insured	No Opt. Call	AAA	3,641,243

1,645	Warren Township School District No. 121 Gurnee, Lake County, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 - AMBAC Insured	3/14 at 101.00	AAA	1,791,339

	Indiana - 3.1%

2,805	DeKalb Eastern High School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 6.000%, 1/15/18 - FSA Insured	1/12 at 100.00	AAA	3,202,469

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24	7/14 at 100.00	Aa3	1,324,500

1,365	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000C-3, 5.650%, 7/01/30 (Alternative Minimum Tax)	1/10 at 100.00	Aaa	1,418,208

1,010	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	Aa2	1,233,483

1,815	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/19 (Pre-refunded to 6/01/13) - FSA Insured	6/13 at 100.00	AAA	2,021,384

1,000	Vigo County School Building Corporation, Indiana, First Mortgage Bonds, Series 2003, 5.250%, 7/10/24 - FSA Insured	1/13 at 100.00	AAA	1,036,180

	Kentucky - 2.1%

2,000	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc. Project, Series 1997, 5.875%, 10/01/22	4/08 at 102.00	BB-	1,833,380

5,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1994A, 6.750%, 5/15/25 (Pre-refunded to 11/15/04) - AMBAC Insured	11/04 at 102.00	AAA	5,178,450

	Louisiana - 1.5%

1,075	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000A, 7.000%, 10/01/31 (Alternative Minimum Tax)	4/10 at 105.00	Aaa	1,158,076

4,750	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/30	5/11 at 101.00	BBB	4,005,770

	Maryland - 2.2%

2,000	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	A-	2,099,340

5,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/21	4/13 at 100.00	AA	5,193,900

	Massachusetts - 3.7%

5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002D, 5.375%, 8/01/21 (Pre-refunded to 8/01/12) - MBIA Insured	8/12 at 100.00	AAA	5,547,050

	Massachusetts, General Obligation Bonds, Series 2003D:
2,480	5.500%, 10/01/18	No Opt. Call	Aa2	2,777,749
1,000	5.250%, 10/01/22 (Pre-refunded to 10/01/13)	10/13 at 100.00	Aa2	1,106,590

3,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)	12/08 at 102.00	BBB	2,915,610

	Michigan - 2.6%

3,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	8/04 at 101.00	Ba3	2,601,600

2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.250%, 8/15/23	8/08 at 101.00	Ba3	1,451,360

2,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	A-	2,018,460

2,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 2002C, 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured	12/12 at 100.00	AAA	2,548,800

	Minnesota - 0.6%

980	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1997G, 6.000%, 1/01/18	7/10 at 101.50	AA+	1,003,608

1,080	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.250%, 12/01/20	12/13 at 100.00	AA+	1,155,146

	Missouri - 0.7%

1,915	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured	No Opt. Call	AAA	2,239,267

	New Hampshire - 1.8%

5,500	New Hampshire Business Finance Authority, Pollution Control Revenue Refunding Bonds, Public Service Company of New Hampshire, Series 2001C, 5.450%, 5/01/21 - MBIA Insured	5/12 at 101.00	AAA	5,900,895

	New Jersey - 1.0%

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 - FSA Insured	No Opt. Call	AAA	2,157,380

1,455	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002, 5.750%, 6/01/32	6/12 at 100.00	BBB	1,275,715

	New York - 15.5%

2,665	East Rochester Housing Authority, New York, Multifamily Senior Housing Revenue Bonds, Jefferson Park Apartments Project, Series 1999, 6.750%, 3/01/30 (Alternative Minimum Tax)	3/09 at 103.00	N/R	2,387,600

4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29	7/12 at 100.00	AA-	4,015,320

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	1,119,970

115	New York City, New York, General Obligation Bonds, Fiscal Series 1997I, 6.250%, 4/15/27 (Pre-refunded to 4/15/07)	4/07 at 101.00	Aaa	128,063

15	New York City, New York, General Obligation Bonds, Series 1991B, 7.500%, 2/01/09	No Opt. Call	A	15,070

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	A	5,470,600

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004A, 5.500%, 8/01/20	8/13 at 100.00	A	3,769,360

2,700	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Residual Interest Certificates, Series 319, 14.970%, 11/01/17 (IF)	5/10 at 101.00	Aa3	3,727,269

2,500	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health - Roswell Park Cancer Center, Series 1995, 6.625%, 7/01/24 (Pre-refunded to 7/01/05)	7/05 at 102.00	AAA	2,665,475

	New York State Housing Finance Agency, Service Contract Obligation Revenue Bonds, Series 1995A:
2,630	6.375%, 9/15/15 (Pre-refunded to 9/15/07)	9/07 at 100.00	AAA	2,936,027
20	6.375%, 9/15/15	9/05 at 102.00	AA-	21,212
350	6.375%, 9/15/15 (Pre-refunded to 9/15/05)	9/05 at 102.00	AA-***	375,260

2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA-	2,371,330

5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA-	5,460,650

7,500	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 6.750%, 10/01/19 (Alternative Minimum Tax)	10/06 at 102.00	N/R	7,597,950

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	5,899,750

3,500	New York Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/21 - AMBAC Insured	6/13 at 100.00	AAA	3,659,565

	Ohio - 1.2%

2,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, Meridia Health System, Series 1995, 6.250%, 8/15/24 (Pre-refunded to 8/15/05)	8/05 at 102.00	AAA	2,135,800

1,750	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996A, 6.375%, 5/15/26	5/06 at 102.00	BBB+	1,788,098

	Oklahoma - 1.4%

5,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)	12/08 at 100.00	B-	4,554,950

	Oregon - 0.7%

2,170	Marioon County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Elliot Residence, Senior Lien, Series 1995, 7.500%, 10/20/37 (Alternative Minimum Tax)	10/06 at 105.00	AAA	2,388,302

	Pennsylvania - 3.8%

1,000	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 - MBIA Insured	11/10 at 102.00	AAA	1,150,280

2,500	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Robert Morris College, Series 1996A, 6.400%, 2/15/14	2/06 at 102.00	Baa3	2,603,000

5,935	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Drivers Series 144, Inverse Floaters, 14.458%, 1/01/10 (IF)	1/08 at 100.00	AAA	7,875,508

435	Falls Township Hospital Authority, Pennsylvania, Revenue Refunding Bonds, FHA-Insured Revenue Bonds, Delaware Valley Medical Center Project, Series 1992, 7.000%, 8/01/22	8/04 at 100.00	AAA	456,794

690	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	672,985

	Puerto Rico - 2.0%

3,000	Puerto Rico, Public Improvement General Obligation Refunding Bonds, Series 1997, 6.500%, 7/01/14 - MBIA Insured	No Opt. Call	AAA	3,666,870

3,000	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA***	3,102,720

	South Carolina - 2.8%

200	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA	227,394

	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001:
2,500	5.500%, 10/01/26	10/11 at 100.00	A	2,534,500
3,250	5.500%, 10/01/31	10/11 at 100.00	A	3,283,280

300	South Carolina Regional Housing Development Corporation, FHA-Insured Multifamily Housing Revenue Refunding Bonds, Redwood Village Apartments, Series 1992A, 6.625%, 7/01/17	1/05 at 100.00	Aa2	300,384

500	South Carolina Education Assistance Authority, Guaranteed Student Loan Revenue Refunding Bonds, Series 1994, 6.300%, 9/01/08 (Alternative Minimum Tax)	9/04 at 101.00	A	505,945

85	South Carolina Housing Finance and Development Authority, Homeownership Mortgage Purchase, Series 1994A, 6.150%, 7/01/08	1/05 at 102.00	Aaa	86,867

115	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 1996A, 6.350%, 7/01/25 (Alternative Minimum Tax)	5/06 at 102.00	Aa2	115,460

1,000	South Carolina Housing Finance and Development Authority, Multifamily Revenue Housing Bonds, United Dominion - Hunting Ridge Apartments, Series 1995, 6.750%, 6/01/25 (Alternative Minimum Tax) (Mandatory put 6/01/10)	6/05 at 102.00	BBB	1,018,830

1,250	South Carolina Housing Finance and Development Authority, Multifamily Housing Revenue Refunding Bonds, America First - Runaway Bay Apartments, Series 1995, 6.125%, 12/01/15	12/05 at 102.00	AA-	1,297,525

	South Dakota - 1.9%

6,075	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20 (Alternative Minimum Tax)	6/08 at 102.00	A2	6,294,976

	Tennessee - 5.3%

2,435	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Hospital Facilities Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	Baa3	2,306,797

6,975	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured	3/10 at 101.00	AAA	7,610,074

920	Shelby County Health, Educational, and Housing Facilities Board, Tennessee, ICF/MR Revenue Bonds, Open Arms Developmental Centers, Series 1992A, 9.750%, 8/01/19 (Pre-refunded to 8/01/07)	8/07 at 105.00	N/R***	1,132,851

935	Shelby County Health, Educational, and Housing Facilities Board, Tennessee, ICF/MR Revenue Bonds, Open Arms Development Centers, Series 1992C, 9.750%, 8/01/19 (Pre-refunded to 8/01/07)	8/07 at 105.00	N/R***	1,151,322

5,400	Shelby County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, St. Jude’s Children’s Research, Series 1999, 5.375%, 7/01/29	7/09 at 102.00	AA	5,441,580

	Texas - 7.4%

1,190	Fort Worth, Texas, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 - FGIC Insured	3/13 at 100.00	AAA	1,225,533

	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Medical Center Project, Series 2000:
3,250	6.375%, 10/01/25 - RAAI Insured	10/10 at 101.00	AA	3,629,308
3,000	6.375%, 10/01/29 - RAAI Insured	10/10 at 101.00	AA	3,324,360

5,250	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds, Series 1999, 5.500%, 8/15/26	8/09 at 100.00	AAA	5,509,455

3,150	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 6.000%, 10/01/21	10/12 at 100.00	Baa2	3,321,077

4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30	11/10 at 101.00	A	4,316,000

3,020	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.750%, 5/15/21	5/11 at 101.00	Baa3	3,197,727

	Virginia - 0.9%

3,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3	3,137,250

	Washington - 4.6%

2,405	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 - MBIA Insured	9/12 at 100.00	AAA	2,648,915

5,000	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	5,522,050

5,355	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	5,037,074

1,920	Washington State Healthcare Facilities Authority, Revenue Bonds, Sea-Mar Community Health Centers, Series 2001, 5.750%, 1/01/26	1/11 at 102.00	Aa3	1,976,006

	Wisconsin - 2.7%

2,815	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27	6/12 at 100.00	BBB	2,600,525

3,500	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)	4/12 at 100.00	AA-	3,631,003

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 - FGIC Insured	10/14 at 100.00	AAA	2,822,790

$313,195	Total Long-Term Investments (cost $315,771,998) - 99.1%			330,132,133
	Other Assets Less Liabilities - 0.9%			3,104,751

	Net Assets - 100%			$333,236,884

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

N/R	Investment is not rated.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $315,626,275

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004, were as follows:

Gross unrealized:
Appreciation	$18,423,323
Depreciation	(3,917,465)

Net unrealized appreciation (depreciation) of investments	$14,505,858

Portfolio of Investments (Unaudited)

Nuveen Insured Municipal Bond Fund

July 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Alabama - 4.1%

$10,000	Alabama Incentives Financing Authority, Special Obligation Bonds, Series 1999A, 6.000%, 10/01/29 - AMBAC Insured	10/09 at 102.00	AAA	$11,005,500

5,000	Houston County Health Care Authority, Alabama, Revenue Bonds, Series 2000, 6.125%, 10/01/25 - AMBAC Insured	10/09 at 101.00	Aaa	5,560,900

1,465	Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.250%, 5/01/20 - AMBAC Insured	5/12 at 101.00	AAA	1,562,774

2,860	Oneonta Utilities Board, Alabama, Utility Revenue Bonds, Series 1994, 6.900%, 11/01/24 (Pre-refunded to 11/01/04) - FSA Insured	11/04 at 102.00	AAA	2,957,240

9,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2000A, 5.875%, 9/01/31 - MBIA Insured	9/10 at 101.00	AAA	9,681,390

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 - MBIA Insured	8/12 at 77.49	AAA	5,847,963

	Alaska - 0.5%

4,500	Alaska Industrial Development and Export Authority, Revolving Fund Bonds, Series 1997A, 5.900%, 4/01/17 (Alternative Minimum Tax) - MBIA Insured	4/07 at 102.00	AAA	4,874,625

	Arizona - 1.5%

3,075	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series 2004A, 5.000%, 7/01/18 - FSA Insured	7/14 at 100.00	AAA	3,261,253

4,970	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.800%, 6/20/41 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	5,175,112

5,000	Tucson, Arizona, Water System Revenue Bonds, Series 1996A, 6.000%, 7/01/21 (Pre-refunded to 7/01/06) - MBIA Insured	7/06 at 101.00	AAA	5,431,250

	Arkansas - 0.1%

500	Pulaski County Special School District, Arkansas, General Obligation Refunding Bonds, Series 2002A, 5.000%, 2/01/21 - AMBAC Insured	2/08 at 100.00	AAA	512,790

	California - 6.5%

5,000	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.350%, 12/01/27 - AMBAC Insured	6/12 at 101.00	AAA	5,134,900

5,000	Los Angeles, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities Program, Park Plaza West Senior Apartments, Series 2001B, 5.500%, 1/20/43 (Alternative Minimum Tax)	7/11 at 102.00	AAA	5,129,800

8,000	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation - Kaiser Permanente, Series 1999A, 6.000%, 1/01/29 (Pre-refunded to 1/01/10) - AMBAC Insured	1/10 at 100.00	AAA	9,202,800

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 - MBIA Insured	8/04 at 101.00	AAA	14,089,625

10,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/27 - FGIC Insured	8/13 at 100.00	AAA	10,278,000

5,295	Riverside County, California, Certificates of Participation, Desert Justice Facility Project, Series 1994, 6.000%, 12/01/12 (Pre-refunded to 12/01/04) - MBIA Insured	12/04 at 101.00	AAA	5,433,941

2,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R, 5.000%, 8/15/22 - MBIA Insured	8/13 at 100.00	AAA	2,069,820

6,995	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured	5/11 at 100.00	AAA	7,027,946

	Colorado - 4.1%

	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of Participation, Series 1999:
5,030	5.875%, 12/01/19 - AMBAC Insured	12/09 at 100.00	AAA	5,623,490
5,000	6.000%, 12/01/29 - AMBAC Insured	12/09 at 100.00	AAA	5,504,400

10,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc. Project, Series 1999, 5.750%, 5/15/24 - FSA Insured	5/09 at 101.00	AAA	10,723,800

7,420	Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel Senior Revenue Bonds, Series 2003A, 5.000%, 12/01/18 - XLCA Insured	12/13 at 100.00	AAA	7,737,205

3,750	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/17 - MBIA Insured	9/10 at 65.63	AAA	1,849,500

1,100	El Paso County, Colorado, GNMA Collateralized Mortgage Revenue Bonds, Stetson Meadows Project, Series 2002A, 5.100%, 12/20/22 (Alternative Minimum Tax)	12/12 at 100.00	Aaa	1,114,245

4,340	Grand Junction, Colorado, General Fund Revenue Bonds, Series 2004, 5.000%, 3/01/17 - AMBAC Insured	3/14 at 100.00	AAA	4,609,774

	District of Columbia - 0.5%

4,050	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.250%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	4,070,534

	Florida - 4.2%

2,455	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4, 6.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured	1/10 at 100.00	AAA	2,529,485

3,930	Florida Housing Finance Corporation, Housing Revenue Bonds, Sundance Pointe Apartments, Series 2000N-1, 6.050%, 2/01/41 (Alternative Minimum Tax) - FSA Insured	8/10 at 100.00	AAA	4,106,811

5,980	Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay Apartments Project, Series 2000-5A, 6.050%, 1/01/41 (Alternative Minimum Tax) - FSA Insured	1/11 at 102.00	AAA	6,168,490

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
3,500	5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	3,599,225
6,350	5.375%, 10/01/27 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	6,467,539

	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Pinnacle Palms Apartments, Series 2001A:
970	5.550%, 7/01/21 (Alternative Minimum Tax) - FSA Insured	7/11 at 100.00	AAA	1,016,376
2,505	5.750%, 7/01/37 (Alternative Minimum Tax) - FSA Insured	7/11 at 100.00	AAA	2,612,890

4,030	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%, 10/01/16 - MBIA Insured	10/13 at 100.00	AAA	4,398,705

6,400	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series 2003A, 5.000%, 11/01/32 - MBIA Insured	11/13 at 101.00	AAA	6,408,192

	Georgia - 1.7%

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building Project, Series 2004:
1,250	5.250%, 5/01/21 - MBIA Insured	5/14 at 100.00	AAA	1,331,900
2,490	5.250%, 5/01/23 - MBIA Insured	5/14 at 100.00	AAA	2,624,883

	Marietta Development Authority, Georgia, First Mortgage Revenue Bonds, Life College Inc., Series 1995A:
3,020	5.950%, 9/01/19 - FSA Insured	9/05 at 102.00	AAA	3,202,438
6,180	6.250%, 9/01/25 - FSA Insured	9/05 at 102.00	AAA	6,566,559

1,500	Oconee County Industrial Development Authority, Georgia, Revenue Bonds, University of Georgia Office of Information and Instructional Technology, Series 2003, 5.250%, 7/01/23 - XLCA Insured	7/13 at 100.00	Aaa	1,558,935

	Hawaii - 0.5%

3,300	Hawaii, General Obligation Bonds, ROL-SER II-R-153, 14.166%, 2/01/21 (IF) – FSA Insured	2/12 at 100.00	AAA	4,108,929

	Illinois - 13.0%

25,000	Chicago, Illinois, General Obligation Project and Refunding Bonds, Series 1996B, 5.125%, 1/01/25 - FGIC Insured	1/06 at 102.00	AAA	25,243,000

9,590	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Series 1996, 5.800%, 12/01/17 (Pre-refunded to 12/01/07) - AMBAC Insured	12/07 at 102.00	AAA	10,780,023

9,000	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured	1/10 at 101.00	AAA	9,564,480

3,000	Chicago, Illinois, General Airport Third Lien Revenue Refunding Bonds, O’Hare International Airport, Series 2002A, 5.750%, 1/01/19 (Alternative Minimum Tax) - MBIA Insured	1/12 at 100.00	AAA	3,262,980

	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A:
3,610	6.400%, 12/01/14 (Pre-refunded to 12/01/04) - MBIA Insured	12/04 at 102.00	AAA	3,743,137
2,930	6.400%, 12/01/14 - MBIA Insured	12/04 at 102.00	AAA	3,035,627

2,500	Cook County Community College District 508, Chicago, Illinois, Certificates of Participation, 8.750%, 1/01/07 - FGIC Insured	No Opt. Call	AAA	2,862,950

6,500	Illinois Development Finance Authority, Revenue Bonds, Adventist Health System - Sunbelt Obligated Group, Series 1997A, 5.875%, 11/15/20 - MBIA Insured	11/10 at 101.00	AAA	7,197,385

1,945	Illinois Development Finance Authority, Local Government Program Revenue Bonds, O’Fallon Project, Series 2002, 5.250%, 1/01/24 - FGIC Insured	1/12 at 100.00	AAA	2,011,889

1,455	Illinois Educational Facilities Authority, Revenue Refunding Bonds, Midwestern University, Series 1996B, 6.250%, 5/15/26 (Pre-refunded to 5/15/06) - CONNIE LEE/AMBAC Insured	5/06 at 102.00	AAA	1,594,214

4,000	Illinois Health Facilities Authority, Revenue Bonds, Northwestern Medical Faculty Foundation Inc., Series 1995, 6.500%, 11/15/15 (Pre-refunded to 11/15/04) - MBIA Insured	11/04 at 102.00	AAA	4,138,640

	Illinois, General Obligation Bonds, Series 1995:
3,065	6.100%, 2/01/19 (Pre-refunded to 2/01/05) - MBIA Insured	2/05 at 102.00	Aaa	3,198,052
5,545	6.100%, 2/01/20 (Pre-refunded to 2/01/05) - MBIA Insured	2/05 at 102.00	Aaa	5,785,708

2,705	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.400%, 12/01/20 - MBIA Insured	12/10 at 100.00	AAA	2,925,485

12,860	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 8/01/15 - MBIA Insured	No Opt. Call	AAA	14,459,784

	Kane County, Illinois, Motor Fuel and Tax Alternative Revenue Source Bonds, Series 2004:
2,445	5.250%, 1/01/15 - FGIC Insured	No Opt. Call	AAA	2,689,035
2,575	5.250%, 1/01/16 - FGIC Insured	No Opt. Call	AAA	2,839,092

1,330	Kane County School District 129 Aurora West, Illinois, General Obligation Bonds, Series 2003, 6.000%, 2/01/23 - FGIC Insured	2/13 at 100.00	AAA	1,484,080

4,645	Monmouth, Warren County, Illinois, General Obligation Sewer Bonds, Series 1999B, 0.000%, 12/01/29 (Pre-refunded to 12/01/09) - FGIC Insured	12/09 at 26.76	Aaa	1,036,346

8,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series 2001A, 5.000%, 8/15/21 (Pre-refunded to 8/15/11) - AMBAC Insured	8/11 at 100.00	AAA	8,750,400

	Indiana- 7.0%

	Boone County Hospital Association, Indiana, Lease Revenue Bonds, Series 2001:
3,190	5.500%, 1/15/21 - FGIC Insured	7/11 at 100.00	AAA	3,397,127
8,605	5.500%, 1/15/26 - FGIC Insured	7/11 at 100.00	AAA	9,032,755

	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2004:
4,890	5.000%, 7/15/16 - FSA Insured	1/14 at 100.00	AAA	5,182,862
3,925	5.000%, 7/15/17 - FSA Insured	1/14 at 100.00	AAA	4,135,027

4,000	Huntington Countywide School Building Corporation II, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 - MBIA Insured	7/12 at 100.00	AAA	4,129,680

	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 1997B-2:
565	6.000%, 7/01/16 (Alternative Minimum Tax)	1/07 at 101.50	Aaa	590,018
3,260	6.125%, 1/01/27 (Alternative Minimum Tax)	1/07 at 101.50	Aaa	3,378,664

1,375	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/21 - FGIC Insured	8/13 at 100.00	AAA	1,416,704

18,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A, 5.125%, 7/01/27 - MBIA Insured	7/12 at 100.00	AAA	18,287,280

1,780	Indianapolis Local Public Improvement Bond Bank, Indiana, Road Revenue Bonds, Series 2003E, 5.000%, 1/01/19 - AMBAC Insured	1/14 at 100.00	AAA	1,856,682

3,000	Ivy Tech State College, Indiana, Student Fee Revenue Bonds, Series 2000F, 5.875%, 7/01/17 (Pre-refunded to 7/01/10) - FSA Insured	7/10 at 100.00	AAA	3,428,670

3,000	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2002, 5.125%, 7/15/22 - FGIC Insured	7/12 at 100.00	AAA	3,101,280

1,005	St. Joseph County, Indiana, Economic Development Revenue Bonds, St. Mary’s College, Series 2002, 5.375%, 4/01/22 - MBIA Insured	4/12 at 100.00	AAA	1,061,109

3,690	Shelby Eastern School Building Corporation, Shelby County, Indiana, First Mortgage Bonds, Series 2000, 6.100%, 7/15/20 (Pre-refunded to 7/15/09) - FGIC Insured	7/09 at 102.00	AAA	4,281,249

	Louisiana - 0.4%

3,020	Lafayette, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 (WI, settling 8/10/04) - MBIA Insured	11/14 at 100.00	AAA	3,205,458

	Maine - 0.8%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1995A:
6,570	5.875%, 7/01/25 (Pre-refunded to 7/01/05) - FSA Insured	7/05 at 102.00	AAA	6,959,404
180	5.875%, 7/01/25 - FSA Insured	7/05 at 102.00	AAA	188,935

	Massachusetts - 2.1%

	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 79:
305	5.850%, 12/01/21 (Alternative Minimum Tax) - FSA Insured	12/09 at 100.00	AAA	317,523
395	5.950%, 12/01/27 (Alternative Minimum Tax) - FSA Insured	12/09 at 100.00	AAA	408,971

9,355	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A, 5.800%, 7/01/30 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 100.00	AAA	9,658,102

8,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 - FGIC Insured	1/14 at 100.00	AAA	8,421,680

	Michigan - 6.5%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 - AMBAC Insured	No Opt. Call	AAA	5,229,850

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
2,705	5.250%, 4/01/14 - XLCA Insured	4/13 at 100.00	AAA	2,924,348
2,550	5.250%, 4/01/15 - XLCA Insured	4/13 at 100.00	AAA	2,736,023
2,995	5.250%, 4/01/16 - XLCA Insured	4/13 at 100.00	AAA	3,204,500

	Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group, Series 1999A:
13,500	5.750%, 11/15/17 (Pre-refunded to 11/15/09) - MBIA Insured	11/09 at 101.00	AAA	15,333,435
13,675	6.125%, 11/15/26 (Pre-refunded to 11/15/09) - MBIA Insured	11/09 at 101.00	AAA	15,780,540

7,280	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.100%, 10/01/33 (Alternative Minimum Tax) - AMBAC Insured	4/07 at 102.00	AAA	7,593,550

5,455	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D, 5.500%, 12/01/16 (Alternative Minimum Tax) - FGIC Insured	12/12 at 100.00	AAA	5,901,274

	Minnesota - 1.4%

2,150	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Subordinate Lien Airport Revenue Bonds, Series 2001D, 5.750%, 1/01/16 (Alternative Minimum Tax) - FGIC Insured	1/11 at 100.00	AAA	2,347,736

9,675	St. Cloud, Minnesota, Healthcare Revenue Bonds, St. Cloud Hospital Obligated Group, Series 2000A, 5.875%, 5/01/30 - FSA Insured	5/10 at 101.00	Aaa	10,432,649

	Mississippi - 1.7%

6,400	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center, Series 1993, 5.900%, 12/01/23 (Pre-refunded to 12/01/04) - MBIA Insured	12/04 at 102.00	AAA	6,625,344

7,450	Walnut Grove Correctional Authority, Mississippi, Certificates of Participation, Department of Corrections, Series 1999, 6.000%, 11/01/19 (Pre-refunded to 11/01/09) - AMBAC Insured	11/09 at 102.00	AAA	8,631,198

	Missouri - 1.8%

7,600	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 - FSA Insured	10/13 at 100.00	AAA	7,793,420

7,950	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, City Justice Center, Series 1996A, 5.950%, 2/15/16 (Pre-refunded to 2/15/06) - AMBAC Insured	2/06 at 102.00	AAA	8,589,975

	Nevada - 0.9%

2,000	Clark County, Nevada, Industrial Development Revenue Refunding Bonds, Nevada Power Company Project, Series 1992C, 7.200%, 10/01/22 - AMBAC Insured	10/04 at 100.00	AAA	2,076,000

3,625	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation Project, Series 1999A, 6.100%, 12/01/38 (Alternative Minimum Tax) - AMBAC Insured	12/09 at 102.00	AAA	3,942,985

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 - AMBAC Insured	10/12 at 101.00	AAA	2,170,077

	New Mexico - 0.4%

	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A:
1,000	5.000%, 6/01/21 - AMBAC Insured	6/13 at 100.00	Aaa	1,034,960
1,050	5.000%, 6/01/22 - AMBAC Insured	6/13 at 100.00	Aaa	1,080,534
1,100	5.000%, 6/01/23 - AMBAC Insured	6/13 at 100.00	Aaa	1,127,170

	New York - 1.5%

135	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 - AMBAC Insured	No Opt. Call	AAA	135,288

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National Tennis Center Incorporated Project, Series 1994:
3,500	6.500%, 11/15/10 - FSA Insured	11/04 at 102.00	AAA	3,620,365
3,000	6.600%, 11/15/11 - FSA Insured	11/04 at 102.00	AAA	3,104,310

6,060	New York State Urban Development Corporation, Correctional Facilities Service Contract Revenue Bonds, Series 1999C, 5.875%, 1/01/19 (Pre-refunded to 1/01/09) - AMBAC Insured	1/09 at 101.00	AAA	6,862,708

	North Dakota - 0.6%

5,000	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2002A, 5.125%, 6/01/27 - AMBAC Insured	6/12 at 100.00	AAA	5,039,750

	Ohio - 0.3%

	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004:
1,410	5.250%, 12/01/19 - FSA Insured	6/14 at 100.00	AAA	1,519,374
1,000	5.250%, 12/01/23 - FSA Insured	6/14 at 100.00	AAA	1,053,730

	Oklahoma - 1.8%

5,000	Oklahoma State Industries Authority, Health System Revenue Bonds, Baptist Medical Center, Series 1995C, 6.250%, 8/15/12 - AMBAC Insured	8/05 at 102.00	AAA	5,297,700

5,000	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical Center, Series 1999A, 5.750%, 8/15/29 - MBIA Insured	8/09 at 101.00	AAA	5,300,150

2,000	Sapulpa Municipal Authority, Oklahoma, Capital Improvement Revenue Refunding Bonds, Series 2000, 5.625%, 7/01/20 (Pre-refunded to 7/01/10) - FSA Insured	7/10 at 101.00	AAA	2,275,600

2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999A, 6.000%, 6/01/21 - FGIC Insured	6/10 at 100.00	AAA	2,190,340

1,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1999B, 6.125%, 6/01/26 (Alternative Minimum Tax) - FGIC Insured	6/10 at 100.00	AAA	1,081,460

	Oregon - 0.6%

2,500	Oregon Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000% 11/15/21	11/14 at 100.00	AA+	2,611,325

2,325	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2004A, 5.000%, 4/01/15 - FSA Insured	4/14 at 100.00	AAA	2,506,908

	Pennsylvania - 3.3%

3,000	North Penn Water Authority, Montgomery County, Pennsylvania, Water Revenue Bonds, Series 1994, 7.000%, 11/01/24 (Pre-refunded to 11/01/04) - FGIC Insured	11/04 at 101.00	AAA	3,072,840

26,450	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School District Project, Series 2003, 5.000%, 6/01/33 - FSA Insured	6/13 at 100.00	AAA	26,268,289

	Puerto Rico - 0.8%

1,250	Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 2003G, 5.250%, 7/01/18 - FGIC Insured	7/13 at 100.00	AAA	1,358,875

4,325	Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series 2001, 10.760%, 7/01/19 (IF) - FSA Insured	No Opt. Call	AAA	5,960,196

	Rhode Island - 0.1%

1,000	Providence Housing Development Corporation, Rhode Island, FHA-Insured Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 - MBIA Insured	1/05 at 102.00	AAA	1,021,340

	South Carolina - 3.7%

	Columbia, South Carolina, Certificates of Participation, Tourism Development Fee Pledge, Series 2003:
1,985	5.250%, 6/01/16 - AMBAC Insured	6/13 at 100.00	AAA	2,150,370
2,095	5.250%, 6/01/17 - AMBAC Insured	6/13 at 100.00	AAA	2,259,877

3,375	Georgetown County School District, South Carolina, General Obligation Bonds, Series 2000, 5.250%, 3/01/20 - FSA Insured	3/11 at 100.00	AAA	3,582,326

5,435	Greenville Memorial Auditorium District, South Carolina, Certificates of Participation, Bi-Lo Center Project, Series 1996B, 5.750%, 3/01/22 (Pre-refunded to 3/01/06) - AMBAC Insured	3/06 at 102.00	AAA	5,868,930

8,525	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric System, Series 2003A, 5.000%, 1/01/15 - AMBAC Insured	7/13 at 100.00	AAA	9,142,466

10,350	Spartanburg County Health Service District, South Carolina, Hospital Revenue Refunding Bonds, Series 2002, 5.250%, 4/15/32 - FSA Insured	4/12 at 100.00	AAA	10,497,798

	Tennessee - 3.0%

2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured	3/10 at 101.00	AAA	2,182,100

	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Apartments Project, Series 2000A:
1,190	5.850%, 7/01/20 - MBIA Insured	7/10 at 102.00	Aaa	1,222,070
5,155	5.950%, 7/01/31 - MBIA Insured	7/10 at 102.00	Aaa	5,465,537

16,000	Metropolitan Government Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC Insured	11/09 at 101.00	AAA	18,366,720

	Texas - 10.4%

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds, Series 2001A:
8,000	5.625%, 11/01/26 (Alternative Minimum Tax) - FGIC Insured	11/11 at 100.00	AAA	8,292,480
3,855	5.500%, 11/01/31 (Alternative Minimum Tax) - FGIC Insured	11/11 at 100.00	AAA	3,943,665

	DeSoto, Dallas County, Texas, General Obligation Bonds, Series 2001:
275	5.500%, 2/15/21 (Pre-refunded to 2/15/11) - FGIC Insured	2/11 at 100.00	AAA	307,739
2,330	5.500%, 2/15/21 - FGIC Insured	2/11 at 100.00	AAA	2,520,175

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
5,000	5.250%, 11/15/21 - MBIA Insured	11/11 at 100.00	AAA	5,170,850
6,500	5.250%, 11/15/22 - MBIA Insured	11/11 at 100.00	AAA	6,701,890
6,800	5.250%, 11/15/30 - MBIA Insured	11/11 at 100.00	AAA	6,889,828
2,500	5.375%, 11/15/41 - MBIA Insured	11/11 at 100.00	AAA	2,540,775

515	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	584,443

5,010	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.000%, 3/01/25 - MBIA Insured	3/12 at 100.00	AAA	5,049,078

2,280	North Texas Municipal Water District, Regional Wastewater System Revenue Bonds, Series 2001, 5.125%, 6/01/20 - FGIC Insured	12/11 at 100.00	AAA	2,379,796

	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park Racetrack Project, Series 1993:
9,715	8.750%, 12/15/18	No Opt. Call	AAA	14,289,794
5,405	10.000%, 12/15/20	No Opt. Call	AAA	8,613,030

5,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and Improvement Bonds, Fort Worth Osteopathic Hospital, Series 1993, 6.000%, 5/15/21 - MBIA Insured	No Opt. Call	AAA	5,770,800

20,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A, 0.000%, 8/15/17 - AMBAC Insured	No Opt. Call	AAA	10,634,800

	Waco, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004:
1,490	5.000%, 2/01/22 - MBIA Insured	2/14 at 100.00	AAA	1,529,113
1,500	5.000%, 2/01/23 - MBIA Insured	2/14 at 100.00	AAA	1,531,290

1,580	5.000%, 2/01/24 - MBIA Insured	2/14 at 100.00	AAA	1,602,073

4,070	Williamson County, Texas, General Obligation Bonds, DRIVERS, Series 188, 13.774%, 2/15/21 (IF) - FSA Insured	2/11 at 100.00	AAA	4,878,587

	Utah - 1.3%

5,000	Emery County, Utah, Pollution Control Revenue Refunding Bonds, Pacificorp Project, Series 1993A, 5.650%, 11/01/23 - AMBAC Insured	11/04 at 101.00	AAA	5,113,100

3,055	Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease Program, Series 1995A, 5.750%, 5/15/18 (Pre-refunded to 11/15/05) - AMBAC Insured	11/05 at 100.00	AAA	3,214,165

3,500	White City Water Improvement District, Salt Lake County, Utah, General Obligation Water Bonds, Series 1995, 6.600%, 2/01/25 (Pre-refunded to 2/01/05) - AMBAC Insured	2/05 at 100.00	AAA	3,591,525

	Vermont - 0.1%

1,140	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-12A, 6.300%, 11/01/31 - FSA Insured	11/09 at 100.00	AAA	1,151,411

	Virginia - 0.7%

5,755	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/20 - AMBAC Insured	10/10 at 101.00	AAA	6,500,042

	Washington - 8.7%

3,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured	7/11 at 101.00	AAA	3,099,360

5,040	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds, Series 2002A, 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured	7/12 at 100.00	AAA	5,138,734

	Douglas County Public Utility District 1, Washington, Revenue Refunding Bonds, Wells Hydroelectric, Series 2000A:
2,975	6.300%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured	9/10 at 100.00	AAA	3,345,031
1,135	6.350%, 9/01/18 (Alternative Minimum Tax) - MBIA Insured	9/10 at 100.00	AAA	1,275,944

3,300	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series 2002, ROL-SER-II-152, 14.936%, 7/01/18 (IF) - MBIA Insured	7/12 at 100.00	AAA	4,431,504

	Energy Northwest, Washington, Wind Project Revenue Bonds, Series 2003:
1,720	5.000%, 7/01/19 - AMBAC Insured	7/12 at 100.00	AAA	1,776,124
1,435	5.000%, 7/01/23 - AMBAC Insured	7/12 at 100.00	AAA	1,456,023

6,000	Port of Seattle, Washington, Revenue Bonds, Series 1999A, 5.000%, 9/01/24 - FGIC Insured	9/12 at 100.00	AAA	6,065,340

1,785	Port of Seattle, Washington, Subordinate Lien Revenue Bonds, Series 1999B, 5.500%, 9/01/16 (Alternative Minimum Tax) - FGIC Insured	9/12 at 100.00	AAA	1,928,907

8,775	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/20 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	9,691,198

	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
460	6.250%, 9/01/26 (Alternative Minimum Tax) (Pre-refunded to 3/01/10) - MBIA Insured	3/10 at 101.00	AAA	528,264
7,475	6.250%, 9/01/26 (Alternative Minimum Tax) - MBIA Insured	3/10 at 101.00	AAA	8,287,906

11,400	Seattle, Washington, Water System Revenue Refunding Bonds, Series 1993, 5.250%, 3/01/24 - FGIC Insured	3/09 at 100.00	AAA	11,762,178

1,000	Snohomish County Public Utility District 1, Washington, Water Revenue Refunding Bonds, Series 2002, 5.500%, 12/01/22 -FGIC Insured	6/12 at 100.00	AAA	1,069,100

7,825	Snohomish County School District 16, Washington, Unlimited Tax General Obligation Bonds, Arlington School, Series 2000, 5.750%, 12/01/19 (Pre-refunded to 12/01/10) - FGIC Insured	12/10 at 100.00	Aaa	8,917,916

2,000	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm Community Schools, Series 2003, 5.250%, 12/01/18 - FSA Insured	6/13 at 100.00	Aaa	2,142,120

2,050	Washington State Higher Education Facilities Authority, Revenue Bonds, Gonzaga University, Series 2002, 5.050%, 4/01/22 - MBIA Insured	10/12 at 100.00	AAA	2,101,720

5,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1993B, 5.400%, 7/01/05 - FSA Insured	No Opt. Call	AAA	5,173,850

	Wisconsin - 1.3%

3,365	Evansville Community School District, Dane, Green and Rock Counties, Wisconsin, General Obligation Refunding Bonds, Series 2001, 5.500%, 4/01/19 - FGIC Insured	4/11 at 100.00	AAA	3,682,450

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 - FGIC Insured	No Opt. Call	AAA	2,553,100

5,000	Wisconsin, General Obligation Bonds, Series 2002G, 5.000%, 5/01/18 - MBIA Insured	5/13 at 100.00	AAA	5,250,850

$847,495	Total Long-Term Investments (cost $826,535,056) - 97.9%			879,265,799

	Short-Term Investments - 0.3%

2,500	Massachusetts Development Finance Authority, Revenue Bonds, Variable Rate Demand Obligations, Boston University, Series 2002R-2, 0.970%, 10/01/42 - XLCA Insured †		A-1+	2,500,000

2,500	Total Short-Term Investments (cost $2,500,000)			2,500,000

	Total Investments (cost $829,035,056) - 98.2%			881,765,799

	Other Assets Less Liabilities - 1.8%			15,999,289
	Net Assets - 100%			$897,765,088

Primarily all of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

(WI)	Security purchased on a when-issued basis.

†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $828,313,526

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004, were as follows:

Gross unrealized:
Appreciation	$55,853,898
Depreciation	(2,401,625)

Net unrealized appreciation (depreciation) of investments	$53,452,273

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

July 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Alabama - 1.7%

$7,440	Alabama Public School and College Authority, Capital Improvement Revenue Bonds, Series 2002A, 5.000%, 2/01/21	2/12 at 100.00	AA	$7,681,800

	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001:
1,050	5.250%, 12/01/06	No Opt. Call	A-	1,084,577
1,340	5.250%, 12/01/07	No Opt. Call	A-	1,387,007

5,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	5,634,150

9,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	10,164,198

17,500	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B, 5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured	8/12 at 100.00	AAA	19,190,850

	Arizona - 1.4%

9,170	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series1999A, 6.125%, 7/01/09	No Opt. Call	BBB+	9,752,020

2,000	Arizona State Transportation Board, Highway Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/17	7/12 at 102.00	AAA	2,186,700

6,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/19 - MBIA Insured	7/13 at 100.00	Aaa	6,517,440

2,000	Pima County, Arizona, Sewer Revenue Bonds, Series 2004, 5.000%, 7/01/15 - FSA Insured	7/14 at 100.00	AAA	2,159,820

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 - MBIA Insured	12/13 at 100.00	AAA	11,854,810

3,770	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2003A, 5.000%, 7/01/15 - AMBAC Insured	7/13 at 100.00	AAA	4,045,964

	Arkansas - 0.5%

	Baxter County, Arkansas, Hospital Revenue Improvement Bonds, Baxter County Regional Hospital, Series 1999B:
500	5.000%, 9/01/09	No Opt. Call	BBB	521,570
2,500	5.625%, 9/01/28	9/09 at 100.00	BBB	2,451,400

4,000	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas Inc. Project, Series 1997, 5.600%, 10/01/17	12/04 at 100.00	BBB-	4,014,360

5,000	Springdale, Arkansas, Sales and Use Tax Revenue Bonds, Series 2004, 4.000%, 7/01/16 - MBIA Insured	7/11 at 100.00	Aaa	5,051,400

1,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2001A, 5.000%, 12/01/09 - FSA Insured	No Opt. Call	Aaa	1,085,470

	California - 12.5%

1,955	Adelanto Public Financing Authority, California, Lease Revenue Refunding Bonds, Community Correctional Facility, Series 2001A, 5.250%, 4/01/10	No Opt. Call	BBB-	2,129,973

1,600	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 1999A, 6.250%, 12/01/34	12/09 at 101.00	A3	1,697,424

3,845	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding Bonds, Catholic Healthcare West, Series 1994A, 5.000%, 7/01/14 - AMBAC Insured	1/05 at 102.00	AAA	3,932,243

20,000	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric Company, Series 2004B, 3.500%, 12/01/23 (Alternative Minimum Tax) (Optional put 6/01/07) - FGIC Insured	No Opt. Call	AAA	20,255,800

18,000	California, Various Purpose General Obligation Bonds, Series 1992, 6.250%, 9/01/12 - MBIA Insured	No Opt. Call	AAA	20,810,160

10,870	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/14 - MBIA Insured	2/13 at 100.00	AAA	11,885,475

	California, General Obligation Bonds, Series 2004:
2,000	5.000%, 2/01/08	No Opt. Call	A3	2,140,860
1,100	5.000%, 4/01/09	No Opt. Call	A3	1,184,953
3,150	5.000%, 4/01/10	No Opt. Call	A3	3,398,472
15,000	5.000%, 4/01/11	No Opt. Call	A3	16,147,050

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
8,000	6.000%, 5/01/15	5/12 at 101.00	A2	8,937,680
10,000	5.875%, 5/01/16	5/12 at 101.00	A2	11,163,300

	California, Economic Recovery Revenue Bonds, Series 2004A:
15,000	5.250%, 7/01/12	No Opt. Call	AA-	16,599,300
20,000	5.250%, 7/01/13	No Opt. Call	AA-	22,104,200
7,500	5.250%, 7/01/14	No Opt. Call	AA-	8,280,600
15,000	5.000%, 7/01/16	7/11 at 100.00	AA-	15,754,950

	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C:
3,715	5.000%, 6/01/10	No Opt. Call	Baa1	3,973,267
3,500	5.000%, 6/01/11	No Opt. Call	Baa1	3,732,155
5,000	5.000%, 6/01/12	No Opt. Call	Baa1	5,317,650
6,000	5.500%, 6/01/13	No Opt. Call	Baa1	6,562,140
8,075	5.500%, 6/01/14	12/13 at 100.00	Baa1	8,787,942
3,940	5.500%, 6/01/17	12/13 at 100.00	Baa1	4,232,742

2,145	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)	No Opt. Call	A	2,260,980

6,400	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004I, 3.450%, 4/01/35 (Mandatory put 5/01/11)	No Opt. Call	A	6,179,968

16,000	Central California Joint Powers Health Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 1993, 5.250%, 2/01/13	8/04 at 101.00	Baa2	16,051,680

3,695	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 - RAAI Insured	8/13 at 100.00	AA	3,863,049

	Delano Financing Authority, California, State Correctional Facilities Lease Revenue Bonds, Series 2002A:
1,575	4.875%, 4/01/06	No Opt. Call	BBB-	1,620,675
1,605	4.875%, 4/01/08	No Opt. Call	BBB-	1,681,494
2,185	5.750%, 4/01/10	No Opt. Call	BBB-	2,377,695

10,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 6.000%, 1/01/34 (Pre-refunded to 1/01/07)	1/07 at 100.00	AAA	10,931,300

10,005	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.750%, 6/01/39	6/13 at 100.00	BBB	9,029,312

15,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B, 5.375%, 6/01/17	6/06 at 100.00	Baa1	15,261,000

5,000	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 - AMBAC Insured	No Opt. Call	AAA	5,798,150

10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2003B, 5.000%, 5/15/14 -MBIA Insured	No Opt. Call	AAA	10,854,500

2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2001A-3, 5.375%, 7/01/21	7/06 at 100.00	AA-	2,606,550

5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2003A, 5.250%, 7/01/19 - FSA Insured	7/13 at 100.00	AAA	5,365,850

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 - AMBAC Insured	4/08 at 101.00	AAA	6,098,760

3,000	Port of Oakland, California, Revenue Refunding Bonds, Series 1997I, 5.600%, 11/01/19 - MBIA Insured	11/07 at 102.00	AAA	3,303,690

3,040	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2003S, 5.000%, 11/15/13 - MBIA Insured	No Opt. Call	AAA	3,338,163

4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 6.250%, 9/01/29	9/09 at 101.00	Baa3	4,090,320

4,635	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Foothill Area, Series 1994C, 8.000%, 8/15/09 - FGIC Insured	No Opt. Call	AAA	5,690,111

8,780	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003Q, 5.000%, 9/01/16 - FSA Insured	9/11 at 101.00	AAA	9,341,218

6,100	University of California, General Revenue Bonds, Series 2003B, 5.250%, 5/15/15 - AMBAC Insured	5/13 at 100.00	AAA	6,671,936

3,220	Vallejo City Unified School District, Solano County, California, General Obligation Refunding Bonds, Series 2002A, 5.900%, 2/01/18 - MBIA Insured	No Opt. Call	AAA	3,759,092

1,240	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and Electric Company Project, Series 1966A, 4.000%, 3/01/16	9/04 at 100.00	Baa3	1,239,950

	Colorado - 1.6%

4,935	Adams & Arapahoe Counties Joint School District No. 28, Aurora, Colorado, General Obligation Bonds, Series 2004, 5.250%, 12/01/10 - FSA Insured	No Opt. Call	AAA	5,475,876

2,300	Arapahoe County Capital Improvement Trust Fund, Colorado, Senior Revenue Bonds, Highway E-470 Project, Series 1986C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)	8/05 at 95.92	AAA	2,165,450

2,000	Aurora Centretech Metropolitan District, Arapahoe County, Colorado, General Obligation Refunding Bonds, Series 1998C, 4.875%, 12/01/28 (Mandatory put 12/01/08)	12/06 at 102.00	AA	2,099,960

2,000	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/31	11/11 at 101.00	A	2,165,240

9,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/16 (Alternative Minimum Tax) - FGIC Insured	11/11 at 100.00	AAA	10,722,577

3,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%, 11/15/16 (Alternative Minimum Tax) - AMBAC Insured	11/10 at 100.00	AAA	3,301,020

5,775	Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel Senior Revenue Bonds, Series 2003A, 5.000%, 12/01/15 - XLCA Insured	12/13 at 100.00	AAA	6,139,922

1,000	Denver City and County, Colorado, Excise Tax Revenue Bonds, Series 2001A, Colorado Convention Center Project, 5.500%, 9/01/17 - FSA Insured	3/11 at 100.00	AAA	1,093,320

8,245	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997A, 5.250%, 9/01/18 - MBIA Insured	9/07 at 101.00	AAA	8,862,386

215	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06 (Alternative Minimum Tax)	No Opt. Call	N/R	215,690

1,075	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2001A, 4.125%, 12/01/09 - RAAI Insured	No Opt. Call	AA	1,106,659

	District of Columbia - 2.0%

2,000	District of Columbia, General Obligation Bonds, Series 1993B-1, 5.500%, 6/01/10 - AMBAC Insured	No Opt. Call	AAA	2,223,340

	District of Columbia, Certificates of Participation, Series 2003:
3,695	5.500%, 1/01/15 - AMBAC Insured	1/14 at 100.00	AAA	4,057,849
1,000	5.500%, 1/01/16 - AMBAC Insured	1/14 at 100.00	AAA	1,096,570

11,530	District of Columbia, General Obligation Bonds, Series 2003B, 5.000%, 6/01/15 - AMBAC Insured	6/13 at 100.00	AAA	12,261,348

1,900	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1, 6.000%, 6/01/11 - MBIA Insured	No Opt. Call	AAA	2,172,194

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
7,090	6.000%, 5/15/11	No Opt. Call	BBB	7,189,756
11,165	6.250%, 5/15/24	5/11 at 101.00	BBB	10,179,354
2,920	6.500%, 5/15/33	No Opt. Call	BBB	2,535,670

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2003B:
2,685	5.250%, 10/01/14 - FGIC Insured	10/13 at 100.00	AAA	2,937,551
2,280	5.250%, 10/01/15 - FGIC Insured	10/13 at 100.00	AAA	2,475,875

6,250	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series 1998, 5.250%, 10/01/17 - AMBAC Insured	10/08 at 101.00	AAA	6,692,250

	Florida - 2.1%

300	Brevard County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds, Windover Oaks and Windover Health Club Apartments Projects, Series 1996A, 6.900%, 2/01/27(Mandatory put 2/01/07)	2/06 at 101.00	AAA	318,573

3,000	Broward County, Florida, Airport System Revenue Refunding Bonds, Series 1998E, 5.375%, 10/01/13 (Alternative Minimum Tax) - MBIA Insured	10/08 at 101.00	AAA	3,204,900

5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%, 7/01/23 - MBIA Insured	7/13 at 100.00	AAA	5,128,250

500	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 6.200%, 10/01/10 - MBIA Insured	No Opt. Call	AAA	580,010

	Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B:
145	0.000%, 10/01/09 - AMBAC Insured	10/08 at 98.22	AAA	122,773
190	0.000%, 10/01/09 - AMBAC Insured	10/08 at 98.22	AAA	158,439

5,200	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group, Series 2003A, 5.250%, 11/15/13	No Opt. Call	AA	5,630,716

65	Escambia County Housing Finance Authority, Florida, GNMA/FNMA Multi-County Single Family Mortgage Revenue Bonds, Series 1997A, 5.500%, 4/01/08 (Alternative Minimum Tax)	4/07 at 102.00	Aaa	67,094

500	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984, 9.875%, 7/01/09	No Opt. Call	AAA	615,625

3,245	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003C, 5.000%, 7/01/17 - AMBAC Insured	7/13 at 101.00	AAA	3,465,952

7,695	Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2003A, 5.000%,7/01/16 - FSA Insured	7/13 at 101.00	AAA	8,277,281

200	Halifax Hospital Medical Center, Daytona Beach, Florida, Health Care Facilities Revenue Bonds, Halifax Management System Inc. Project, Series 1998A, 4.600%, 4/01/08 - ACA Insured	No Opt. Call	A	206,948

4,210	JEA, Florida, St. John’s River Power Park System Revenue Refunding Bonds, Issue Two, Series Nine, 5.250%, 10/01/21	No Opt. Call	Aa2	4,218,294

5,000	Key West Utility Board, Florida, Electric System Revenue Refunding Bonds, Series 2000, 6.000%, 10/01/12 - AMBAC Insured	No Opt. Call	AAA	5,819,450

400	Lee County, Florida, Capital Improvement Revenue Refunding Bonds, Series 1997A, 5.750%, 10/01/11 - MBIA Insured	No Opt. Call	AAA	456,472

250	Lee County Hospital Board of Directors, Florida, Fixed-Rate Hospital Revenue Bonds, Lee Memorial Health System, Series 1997A, 5.400%, 4/01/09 - MBIA Insured	4/07 at 102.00	AAA	270,792

165	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 1996A, 5.600%, 7/01/08	7/06 at 102.00	A	174,049

145	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Series 1997B, 5.400%, 9/01/09 (Alternative Minimum Tax)	9/07 at 102.00	AAA	148,970

6,020	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds, Series 2003B, 5.000%, 10/01/16	4/13 at 100.00	Aa1	6,409,374

9,275	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2004-2, 5.250%, 10/01/10 - MBIA Insured	No Opt. Call	Aaa	10,287,645

1,000	Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals Inc., Series 1995A, 7.500%, 5/01/06 (Alternative Minimum Tax)	No Opt. Call	N/R	776,110

55	Sanford Airport Authority, Florida, Industrial Development Revenue Bonds, Central Florida Terminals Inc., Series 1997C, 6.750%, 5/01/05 (Alternative Minimum Tax)	No Opt. Call	N/R	46,686

200	Sarasota County Health Facility Authority, Florida, Health Facilities Revenue Bonds, Sunnyside Properties, Series 1995, 5.500%, 5/15/05	No Opt. Call	N/R	202,286

725	Sarasota Elderly Housing Corporation, Florida, First Mortgage Revenue Bonds, McCown Towers Annex Project, Series 1978, 7.500%, 7/01/09	1/05 at 102.00	N/R	743,712

	Georgia - 0.1%

3,240	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.000%, 1/01/11 - FSA Insured	No Opt. Call	AAA	3,518,154

	Illinois - 12.1%

10,250	Chicago, Illinois, General Obligation Bonds, Central Loop Project, Series 2003A, 0.000%, 12/01/08 - XLCA Insured	No Opt. Call	AAA	8,853,643

14,110	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Housing Development Revenue Refunding Bonds, Series 1992B, 6.900%, 7/01/22	1/05 at 100.00	AA	14,129,895

17,500	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%, 7/01/19	7/12 at 100.00	AA***	18,498,025

500	Chicago, Illinois, Special Facility Revenue Bonds, O’Hare International Airport Project, United Air Lines Inc. Project, Series 1999B, 5.200%, 4/01/11 (Alternative Minimum Tax) #	No Opt. Call	N/R	96,250

22,395	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O’Hare International Airport, Series 1993C, 5.000%, 1/01/18 - MBIA Insured	1/05 at 101.00	AAA	22,884,555

61,250	Chicago, Illinois, General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1993A, 5.000%, 1/01/16	1/05 at 101.00	A+	61,459,475

10,000	Chicago, Illinois, General Airport Second Lien Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured	1/10 at 101.00	AAA	10,680,700

9,100	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003, 5.250%, 3/01/22 - AMBAC Insured	3/13 at 100.00	AAA	9,531,704

4,000	Chicago, Illinois, Revenue Bonds, Skyway Toll Bridge, Series 1996, 5.500%, 1/01/23 - MBIA Insured	1/07 at 102.00	AAA	4,265,600

3,205	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995, 5.000%, 1/01/15 - FGIC Insured	1/06 at 102.00	AAA	3,361,821

22,335	Chicago, Illinois, Water Revenue Bonds, Series 1995, 5.000%, 11/01/15 - FGIC Insured	11/06 at 102.00	AAA	23,606,755

6,760	Cook County, Illinois, General Obligation Refunding Bonds, Series 2002D, 5.250%, 11/15/19 - AMBAC Insured	11/12 at 100.00	AAA	7,194,262

4,505	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2003, 5.250%, 10/01/12	No Opt. Call	AAA	4,996,541

1,000	Illinois Development Finance Authority, Adjustable Rate Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 1997, 5.050%, 1/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB	1,028,570

225	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago Project, Series 1998, 5.250%, 8/01/09	8/08 at 100.00	Baa2	237,436

6,250	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 2004B-1, 3.450%, 7/01/36 (Mandatory put 7/01/08)	No Opt. Call	Aa1	6,301,250

	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke’s Medical Center Obligated Group, Series 1993:
3,000	5.250%, 11/15/20 - MBIA Insured	11/04 at 101.00	AAA	3,065,460
34,120	5.500%, 11/15/25 - MBIA Insured	11/04 at 101.00	AAA	34,871,664

530	Illinois Health Facilities Authority, Revenue Bonds, Mercy Hospital and Center Project, Series1996, 6.000%, 1/01/06	No Opt. Call	Caa1	358,232

	Illinois Health Facilities Authority, Revenue Bonds, Centegra Health System, Series 1998:
500	5.500%, 9/01/09	9/08 at 101.00	A-	534,160
500	5.500%, 9/01/10	9/08 at 101.00	A-	530,075

1,000	Illinois Health Facilities Authority, Revenue Bonds, Methodist Medical Center of Illinois, Series 1998, 5.500%, 11/15/12 - MBIA Insured	11/08 at 101.00	AAA	1,094,070

	Illinois Health Facilities Authority, Revenue Bonds, Victory Health Services, Series 1997A:
500	5.750%, 8/15/08	8/07 at 101.00	Baa2	516,545
3,245	5.375%, 8/15/16	8/07 at 101.00	Baa2	3,089,564

8,000	Illinois Health Facilities Authority, Revenue Bonds, OSF Healthcare System, Series 1999, 6.250%, 11/15/29	11/09 at 101.00	A	8,352,080

9,025	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 7.000%, 5/15/22	5/10 at 101.00	Baa2	9,944,467

3,000	Illinois Health Facilities Authority, Revenue Bonds, Passavant Memorial Hospital Association, Series 2001, 6.000%, 10/01/24	10/11 at 100.00	A	3,070,680

6,000	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003, 6.000%, 7/01/33	7/13 at 100.00	A-	6,314,760

	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003:
3,120	5.000%, 8/15/13 - MBIA Insured	No Opt. Call	AAA	3,344,921
7,410	5.000%, 8/15/14 - MBIA Insured	8/13 at 100.00	AAA	7,865,789

3,530	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2002A-2, 5.625%, 8/01/33 (Alternative Minimum Tax)	2/12 at 100.00	AA	3,616,697

1,400	Illinois, General Obligation Bonds, Series 2003A, 5.250%, 10/01/14	10/13 at 100.00	AA	1,532,804

2,775	Illinois, Sales Tax Revenue Bonds, Series 1993S, 5.250%, 6/15/18	12/04 at 101.00	AAA	2,809,133

33,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2002A, 5.750%, 6/15/41 - MBIA Insured	6/12 at 101.00	AAA	35,436,720

	Indiana - 2.5%

6,835	Duneland School Building Corporation, Indiana, First Mortgage Bonds, Series 1997, 5.450%, 8/01/15 (Pre-refunded to 8/01/07) - MBIA Insured	8/07 at 101.00	AAA	7,504,967

830	Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment Authority, Pittboro Project, Series 1997B, 5.750%, 2/01/08 (Pre-refunded to 2/01/07)	2/07 at 102.00	A+***	914,311

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospital Inc., Series 2001, 5.375%, 9/15/22	9/11 at 100.00	A+	3,047,700

11,590	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Methodist Hospital of Indiana Inc., Series 1992A, 5.750%, 9/01/11 - AMBAC Insured	9/04 at 100.00	Aaa	11,651,195

38,600	Indiana Health Facility Financing Authority, Hospital Revenue Bonds Daughters of Charity, Series 1993, 5.750%, 11/15/22	5/06 at 100.00	Aaa	39,501,310

1,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds, Series 1993B, 5.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	1,117,990

2,180	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21	11/04 at 100.00	AA-	2,609,983

	Iowa - 0.1%

1,640	Iowa Housing Finance Authority, Single Family Mortgage Bonds, Series 1977A, 5.875%, 8/01/08	8/04 at 100.00	Aaa	1,658,204

1,025	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B, 5.500%, 6/01/12	6/11 at 101.00	BBB	994,793

	Kansas - 0.5%

1,240	Cowley County Unified School District 465, Winfield, Kansas, General Obligation Bonds, Series 2003, 5.250%, 10/01/14 - MBIA Insured	10/13 at 100.00	AAA	1,365,637

	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2003:
3,350	5.000%, 10/01/19 - FGIC Insured	10/13 at 100.00	AAA	3,519,477
7,700	5.000%, 10/01/20 - FGIC Insured	10/13 at 100.00	AAA	8,048,040

	Kentucky - 0.9%

500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09	No Opt. Call	Baa2	533,895

4,820	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project No. 79, Series 2003, 5.125%, 10/01/17 (Pre-refunded to 10/01/13) - MBIA Insured	10/13 at 100.00	AAA	5,330,775

16,980	Kentucky Turnpike Authority, Road Resource Recovery Revenue Refunding Bonds, Series 1987A, 5.000%, 7/01/08	1/05 at 100.00	Aa3	17,056,580

	Louisiana - 0.8%

5,030	New Orleans, Louisiana, Certificates of Indebtedness Refunding, Series 1998B, 5.000%, 12/01/12 - FSA Insured	12/08 at 102.00	AAA	5,344,627

4,400	St. Martin Parish, Louisiana, Industrial Development Revenue Bonds, Cargill Inc., Series 2004, 4.350%, 10/01/12	No Opt. Call	A+	4,416,280

12,950	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	5/11 at 101.00	BBB	10,580,927

	Maryland - 0.1%

1,605	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	1/07 at 102.00	Aa2	1,665,139

500	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Pickersgill Inc., Series 1997A, 5.750%, 1/01/08	1/07 at 102.00	A-	538,155

	Massachusetts - 6.2%

8,140	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/15 (Pre-refunded to 7/01/12) - FSA Insured	7/12 at 100.00	AAA	9,028,481

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	Aa2	11,230,200

4,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002B, 5.500%, 3/01/19 (Pre-refunded to 3/01/12) - FSA Insured	3/12 at 100.00	AAA	4,461,120

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C:
14,675	5.500%, 11/01/11 - FSA Insured	No Opt. Call	AAA	16,470,927
4,000	5.500%, 11/01/19 (Pre-refunded to 11/01/12)	11/12 at 100.00	Aa2***	4,477,600

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A:
9,060	5.000%, 1/01/19 (Pre-refunded to 1/01/13)	1/13 at 100.00	Aa2	9,758,979
5,250	5.125%, 1/01/20 (Pre-refunded to 1/01/13)	1/13 at 100.00	Aa2***	5,705,648
12,500	5.000%, 1/01/21 (Pre-refunded to 1/01/13)	1/13 at 100.00	Aa2	13,520,375

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003C:
10,000	5.250%, 8/01/20 (Pre-refunded to 8/01/13)	8/13 at 100.00	Aa2	11,007,100
7,040	5.000%, 8/01/21 (Pre-refunded to 8/01/13)	8/13 at 100.00	Aa2	7,638,752

7,000	Massachusetts, General Obligation Bonds, Series 2003D, 5.500%, 10/01/15	No Opt. Call	Aa2	7,820,820

2,850	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.500%, 1/01/11 - MBIA Insured	No Opt. Call	AAA	3,151,787

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 1998B, 5.250%, 7/01/10 - ACA Insured	7/08 at 101.00	A	839,496

265	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lasell College Issue, Series 1999A, 5.100%, 7/01/11	7/09 at 101.00	Ba1	261,876

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,500	5.450%, 12/01/12 (Alternative Minimum Tax)	12/08 at 102.00	BBB	1,466,520
1,825	5.500%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB	1,780,671

	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A:
10,000	5.000%, 12/15/11 - FSA Insured	No Opt. Call	Aaa	10,864,900
12,500	5.000%, 12/15/12 - FSA Insured	No Opt. Call	Aaa	13,565,875
12,000	5.000%, 12/15/13 - FSA Insured	No Opt. Call	Aaa	12,937,680
7,015	5.000%, 12/15/14 - FSA Insured	No Opt. Call	Aaa	7,546,947

13,345	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/20	12/04 at 102.00	AA	13,722,797

	Michigan - 6.1%

15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1996A, 5.700%, 5/01/25 (Pre-refunded to 5/01/06) - AMBAC Insured	5/06 at 102.00	AAA	16,271,100

1,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2004A, 5.000%, 7/01/08 - FSA Insured	No Opt. Call	AAA	1,079,750

3,370	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds, Acquinas College, Series 1998C, 5.125%, 5/01/16 - RAAI Insured	5/08 at 100.00	AA	3,439,422

1,805	Michigan Public Power Agency, Revenue Refunding Bonds, Belle River Project, Series 2002A, 5.250%, 1/01/09 - MBIA Insured	No Opt. Call	AAA	1,973,840

15,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 1997-II-A, 4.750%, 10/15/13 (Pre-refunded to 10/15/07)	10/07 at 100.00	AA***	16,065,900

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 1998-I:
5,000	5.250%, 10/15/12	10/09 at 100.00	AA	5,457,800
14,080	4.750%, 10/15/17	10/09 at 100.00	AA	14,414,963
6,735	4.750%, 10/15/21	10/09 at 100.00	AA	6,643,404

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003-I:
5,930	5.250%, 10/15/12 - FSA Insured	No Opt. Call	AAA	6,582,300
3,500	5.250%, 10/15/15 - FSA Insured	10/13 at 100.00	AAA	3,821,335

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993B:
20,185	5.750%, 8/15/13	8/04 at 102.00	Ba3	17,069,445
59,400	5.500%, 8/15/23	8/04 at 102.00	Ba3	44,534,556

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Health System Obligated Group, Series 1995A, 7.500%, 10/01/27 (Pre-refunded to 10/01/05)	10/05 at 100.00	AAA	3,202,170

705	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community Hospital, Series 1995, 6.100%, 10/01/07	No Opt. Call	BBB	736,267

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Genesys Regional Medical Center Obligated Group, Series 1998A, 5.500%, 10/01/08	No Opt. Call	Aaa	1,104,890

12,080	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1994B, 5.700%, 4/01/12 - AMBAC Insured	10/04 at 102.00	AAA	12,333,801

215	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 4.900%, 6/01/08	No Opt. Call	BBB	217,941

6,500	Michigan Strategic Fund, Solid Waste Disposal Limited Obligation Revenue Bonds, Waste Management Inc., Series 2004, 2.200%, 12/01/13 (Alternative Minimum Tax) (Mandatory put 2/01/05)	No Opt. Call	BBB	6,488,690

1,470	Saginaw Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Covenant Medical Center, Series 2004G, 5.000%, 7/01/12	No Opt. Call	A	1,557,112

	Minnesota - 0.7%

6,005	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.800%, 8/01/11 - MBIA Insured	2/05 at 102.00	AAA	6,166,895

950	St. Paul Housing and Redevelopment Authority, Minnesota, Healthcare Revenue Bonds, Regions Hospital, Series 1998, 5.000%, 5/15/09	No Opt. Call	BBB+	999,885

2,685	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA+	2,925,549

3,950	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Refunding Bonds, Series 2002A, 5.000%, 1/01/09 - AMBAC Insured	No Opt. Call	AAA	4,283,973

5,000	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%, 12/01/11 - ACA Insured	No Opt. Call	A	5,591,100

	Mississippi - 0.3%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/04 at 101.00	BBB-	8,686,759

	Missouri - 1.2%

6,220	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/15 - MBIA Insured	3/14 at 100.00	Aaa	6,693,031

13,180	Kansas City, Missouri, General Improvement Airport Revenue Bonds, Series 2003B, 5.375%, 9/01/15 - FGIC Insured	9/12 at 100.00	AAA	14,340,367

	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A:
635	5.375%, 11/15/09	11/08 at 102.00	N/R	608,851
3,650	5.800%, 11/15/17	11/08 at 102.00	N/R	3,300,914

1,350	Missouri Housing Development Commission, FHA-Insured Mortgage Loan Housing Development Bonds, Series 1979B, 7.000%, 9/15/22	9/04 at 100.00	Aaa	1,352,565

300	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997, 5.550%, 2/01/09	2/07 at 102.00	N/R	317,451

350	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992, 7.625%, 12/01/09 (Alternative Minimum Tax)	12/04 at 100.00	N/R	350,553

3,710	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.500%, 7/01/09 - MBIA Insured	No Opt. Call	AAA	4,078,626

	Montana - 0.2%

6,325	Montana Health Facilities Authority, Health Care Revenue Bonds, Community Medical Center Inc., Series 1996, 6.375%, 6/01/18	6/06 at 102.00	BBB-	6,358,839

	Nevada - 0.4%

5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 1995A, 5.500%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured	7/05 at 100.00	AAA	5,107,300

1,935	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	11/04 at 103.00	N/R	1,955,821

3,000	Las Vegas Paiute Tribe, Nevada, Revenue Bonds, Series 2002A, 6.625%, 10/01/17 - ACA Insured	10/12 at 101.00	A	3,262,410

	New Hampshire - 0.4%

10,000	New Hampshire Housing Finance Authority, Multifamily Remarketed Housing Bonds, Series 1994I, 5.600%, 1/01/24 (Alternative Minimum Tax)	6/11 at 100.00	Aaa	10,353,000

	New Jersey - 2.5%

14,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/13 - FSA Insured	No Opt. Call	Aaa	15,254,120

1,000	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 7.000%, 12/01/29 (Alternative Minimum Tax) (Mandatory put 12/01/09)	No Opt. Call	BBB	1,124,400

2,520	Hudson County, New Jersey, Refunding Certificates of Participation, Series 2002, 6.000%, 6/01/10 - MBIA Insured	No Opt. Call	AAA	2,867,634

5,750	Middlesex County Pollution Control Authority, New Jersey, Revenue Refunding Bonds, Amerada Hess Corporation Project, Series 2002, 5.750%, 9/15/32	9/12 at 100.00	BBB-	5,807,903

90	New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service Inc., Series 1995B, 5.500%, 5/15/05 - MBIA Insured	No Opt. Call	AAA	92,858

12,380	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2000B, 5.500%, 9/15/08 - AMBAC Insured	No Opt. Call	AAA	13,590,640

10,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2002A, 5.500%, 9/15/14 - AMBAC Insured	No Opt. Call	AAA	11,172,100

10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.500%, 12/15/11 - FSA Insured	No Opt. Call	AAA	11,254,400

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2002:
2,045	5.750%, 6/01/32	6/12 at 100.00	BBB	1,793,015
4,500	6.000%, 6/01/37	6/12 at 100.00	BBB	3,604,635

	New Mexico - 0.5%

5,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison Company - Four Corners Project, Series 1991A, 7.200%, 4/01/21	10/04 at 100.00	BBB	5,108,500

7,600	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.500%, 8/01/21	8/11 at 101.00	Aa3	7,891,232

	New York - 12.0%

16,845	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.000%, 12/01/18 - FSA Insured	6/08 at 101.00	AAA	17,633,178

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
12,500	5.250%, 12/01/13	No Opt. Call	A-	13,522,375
1,540	5.250%, 6/01/14	No Opt. Call	A-	1,657,656

3,685	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.000%, 6/01/27	6/13 at 100.00	BBB	3,623,166

2,350	New York City, New York, General Obligation Bonds, Fiscal Series 1996B, 6.000%, 8/15/04	No Opt. Call	A	2,354,489

7,500	New York City, New York, General Obligation Bonds, Fiscal Series 1996G, 5.900%, 2/01/05	No Opt. Call	A	7,664,850

300	New York City, New York, General Obligation Bonds, Fiscal Series 1997B, 5.700%, 8/15/07	8/06 at 101.50	A	322,410

10,770	New York City, New York, General Obligation Bonds, Fiscal Series 1998J, 5.375%, 8/01/13	8/08 at 101.00	A	11,364,504

6,435	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/07	No Opt. Call	A	6,863,571

	New York City, New York, General Obligation Bonds, Fiscal Series 1997E:
955	6.000%, 8/01/16 (Pre-refunded to 8/01/06)	8/06 at 101.50	A***	1,045,601
14,665	6.000%, 8/01/16	8/06 at 101.50	A	15,720,000

3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2004G, 5.000%, 8/01/10	No Opt. Call	A	3,761,450

	New York City, New York, General Obligation Bonds, Fiscal Series 2004A:
10,185	5.000%, 8/01/11	No Opt. Call	A	10,902,533
7,080	5.000%, 8/01/12	No Opt. Call	A	7,574,821

	New York City, New York, General Obligation Bonds, Fiscal Series 2005B:
15,000	5.250%, 8/01/11	No Opt. Call	A	16,285,050
5,000	5.250%, 8/01/12	No Opt. Call	A	5,434,400

5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Subordinate Lien, Fiscal Series 2003A, 5.500%, 11/01/26	11/11 at 100.00	AA+	5,537,450

11,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/23	2/13 at 100.00	AA+	11,271,700

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003A:
3,570	5.000%, 8/01/12	No Opt. Call	AA+	3,885,838
3,365	5.000%, 8/01/13	No Opt. Call	AA+	3,653,885

	Dormitory Authority of the State of New York, New York City, Court Facilities Lease Revenue Bonds, Series 2003A:
12,315	5.750%, 5/15/14	5/13 at 100.00	A	13,687,137
15,500	5.500%, 5/15/18	5/13 at 100.00	A	16,678,155

8,400	Dormitory Authority of the State of New York, Revenue Bonds, Beth Israel Medical Center, Series 1996, 6.000%, 11/01/15 - MBIA Insured	11/05 at 102.00	AAA	8,963,136

16,500	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital, Series 2004A, 5.250%, 8/15/11 - FSA Insured	No Opt. Call	AAA	18,172,275

3,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai School of Medicine, Series 2003, 5.000%, 7/01/12 - MBIA Insured	No Opt. Call	AAA	3,247,320

	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements, Series 1997B:
75	5.500%, 8/15/17 (Pre-refunded to 2/15/07)	2/07 at 102.00	AA-***	82,337
5,925	5.500%, 8/15/17	2/07 at 102.00	AA-	6,199,979

750	New York State Housing Finance Agency, Revenue Refunding Bonds, New York City Health Facilities, Series 1996A, 6.000%, 5/01/06	No Opt. Call	A+	799,230

15,870	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 101, 5.350%, 4/01/26 (Alternative Minimum Tax)	10/11 at 100.00	Aa1	16,135,981

	Power Authority of the State of New York, General Revenue Bonds, Series 2000A:
4,395	5.500%, 11/15/16	12/05 at 100.00	Aa2	4,581,216
3,775	5.500%, 11/15/17	12/05 at 100.00	Aa2	3,934,947

8,200	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2002E, 5.500%, 10/01/17 - MBIA Insured	10/12 at 100.00	AAA	9,088,716

7,500	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2002C, 6.000%, 7/01/26	2/05 at 100.00	BBB-	7,532,175

600	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R	620,544

1,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	1,120,970

	New York Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
2,000	5.250%, 6/01/16	6/10 at 100.00	AA-	2,101,760
40,000	5.500%, 6/01/17	6/11 at 100.00	AA-	42,558,800

15,000	New York Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/17	6/11 at 100.00	AA-	16,005,150

	North Carolina - 3.0%

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	AA-	2,077,940

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D:
10,000	5.375%, 1/01/11	No Opt. Call	BBB	10,710,000
20,000	5.375%, 1/01/13	No Opt. Call	BBB	21,380,600
11,000	5.125%, 1/01/23	1/13 at 100.00	BBB	10,999,560

11,230	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 7.000%, 1/01/08	No Opt. Call	BBB	12,568,616

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15	1/09 at 102.00	BBB	2,638,200

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
7,000	5.500%, 1/01/13	No Opt. Call	BBB+	7,621,390
10,000	5.250%, 1/01/18 - MBIA Insured	1/13 at 100.00	AAA	10,697,600

725	Wilmington Housing Authority, North Carolina, First Mortgage Revenue Bonds, Series 1979, 7.750%, 6/01/10	12/04 at 100.00	N/R***	729,800

	Ohio - 0.5%

	Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Revenue Refunding Bonds, Rock and Roll Hall of Fame and Museum Project, Series 1997:
360	5.750%, 12/01/07	No Opt. Call	N/R***	395,042
425	5.850%, 12/01/08	No Opt. Call	N/R***	473,539

1,000	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. - Guarantors, Series 1988C, 6.050%, 10/01/09	No Opt. Call	BB+	991,780

5,635	Hamilton County, Ohio, Sewer System Revenue Refunding and Improvement Bonds, Metropolitan Sewer District, Series 2003A, 5.000%, 12/01/15 - MBIA Insured	12/13 at 100.00	AAA	6,058,752

475	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996C, 6.000%, 5/15/06	No Opt. Call	BBB+	498,175

2,500	Ohio University at Athens, General Receipts Bonds, Series 2003, 5.000%, 12/01/15 - FSA Insured	12/13 at 100.00	AAA	2,688,000

3,400	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured	6/13 at 100.00	AAA	3,605,326

	Oklahoma - 0.3%

8,375	Oklahoma, General Obligation Bonds, Series 2003A, 5.000%, 7/15/17 - FGIC Insured	7/13 at 101.00	AAA	9,009,741

	Oregon - 0.5%

3,000	Oregon Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.250%, 11/15/15	11/14 at 100.00	AA+	3,314,970

8,720	Oregon Department of Administrative Services, Certificates of Participation, Series 1997A, 5.800%, 5/01/24 (Pre-refunded to 5/01/07) - AMBAC Insured	5/07 at 101.00	AAA	9,606,650

	Pennsylvania - 3.1%

1,250	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport, Series 1997A, 5.750%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	1,371,112

6,975	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)	No Opt. Call	BBB-	7,508,518

10,000	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Pennsylvania Power and Light Company Project, Series 1994B, 6.400%, 9/01/29 - MBIA Insured	9/04 at 102.00	AAA	10,236,600

	Pennsylvania Housing Finance Agency, FHA-Insured Multifamily Housing Revenue Refunding Mortgage Loan Bonds, Series 1992:
3,700	8.100%, 7/01/13	1/05 at 100.00	AAA	3,709,028
16,830	8.200%, 7/01/24	1/05 at 100.00	AAA	16,864,502

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998:
470	4.900%, 4/01/07	No Opt. Call	BBB-	486,281
495	4.950%, 4/01/08	No Opt. Call	BBB-	512,518

5,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%, 8/01/17 - FGIC Insured	8/12 at 100.00	AAA	5,467,600

1,100	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1995, 6.250%, 8/01/10 - MBIA Insured	No Opt. Call	AAA	1,270,676

7,830	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003A, 5.250%, 5/15/09 - FSA Insured	No Opt. Call	AAA	8,562,966

11,680	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/09 - FSA Insured	No Opt. Call	AAA	12,815,646

3,500	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2002A, 5.000%, 9/01/12 - AMBAC Insured	3/12 at 100.00	AAA	3,757,740

8,170	Southcentral Pennsylvania General Authority, County Guaranteed Revenue Bonds, Series 2001, 4.500%, 6/01/31 (Mandatory put 12/01/08) - AMBAC Insured	No Opt. Call	AAA	8,648,517

1,500	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Series 1995A, 0.000%, 8/15/07 - FGIC Insured	No Opt. Call	AAA	1,380,015

	Puerto Rico - 4.3%

11,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	12,639,000

10,000	Puerto Rico, General Obligation Bonds, Series 2004A, 5.000%, 7/01/30 (Mandatory put 7/01/12)	No Opt. Call	A-	10,648,300

10,000	Puerto Rico, General Obligation Refunding Bonds, Series 2002, 5.500%, 7/01/12 - FGIC Insured	No Opt. Call	AAA	11,354,100

5,280	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1996Z, 6.250%, 7/01/15 - MBIA Insured	No Opt. Call	AAA	6,345,874

4,000	Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	4,557,480

3,250	Puerto Rico Highway and Transportation Authority, Subordinate Lien Transportation Revenue Bonds, Series 2003, 5.500%, 7/01/13 - FGIC Insured	No Opt. Call	AAA	3,697,493

10,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 - FGIC Insured	No Opt. Call	AAA	11,188,700

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2004J, 5.000%, 7/01/28 (Mandatory put 7/01/12)	No Opt. Call	A-	3,188,220

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II:
4,200	5.375%, 7/01/19 - MBIA Insured	7/12 at 101.00	AAA	4,593,792
5,000	5.000%, 7/01/20 - MBIA Insured	7/12 at 101.00	AAA	5,266,300

	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003:
12,610	5.000%, 12/01/11	No Opt. Call	AA***	13,673,527
1,935	5.000%, 12/01/12	No Opt. Call	AA***	2,095,586
11,695	5.000%, 12/01/17	12/13 at 100.00	AA***	12,277,060

12,500	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2004A, 5.750%, 8/01/27 (Optional put 2/01/12)	No Opt. Call	BBB+	13,822,250

	Rhode Island - 0.1%

2,895	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	6/12 at 100.00	BBB	2,626,518

	South Carolina - 0.7%

	Charleston County Airport District, South Carolina, Airport System Revenue Bonds, Series 2004:
1,410	4.000%, 7/01/08 - XLCA Insured	No Opt. Call	AAA	1,464,652
1,535	5.000%, 7/01/10 - XLCA Insured	No Opt. Call	AAA	1,660,087
1,620	5.000%, 7/01/11 - XLCA Insured	No Opt. Call	AAA	1,750,054
1,840	5.000%, 7/01/14 - XLCA Insured	No Opt. Call	AAA	1,972,241

4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/28	12/12 at 101.00	AA-	4,082,520

5,000	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/32	11/13 at 100.00	A	5,033,750

3,600	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series 1999A, 5.500%, 1/01/11 - MBIA Insured	1/10 at 101.00	AAA	3,990,816

	South Dakota - 0.2%

4,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospitals and Health System, Series 2001E, 5.375%, 11/01/24	11/11 at 101.00	A+	4,046,160

	Tennessee - 1.4%

500	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 1997, 5.350%, 9/01/12	No Opt. Call	BBB	535,345

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
3,000	5.000%, 12/01/09 - MBIA Insured	No Opt. Call	AAA	3,259,470
14,645	5.000%, 12/01/13 - MBIA Insured	No Opt. Call	AAA	15,885,139
11,155	5.000%, 12/01/15 - MBIA Insured	12/13 at 100.00	AAA	11,913,317

6,750	Metropolitan Government of Nashville and Davidson County, Tennessee, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 3.750%, 8/01/31 (Alternative Minimum Tax) (DD, settling 8/02/04) (Mandatory put 8/01/07)	No Opt. Call	BBB	6,750,068

	Texas - 6.5%

5,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 - MBIA Insured	11/13 at 100.00	AAA	5,382,200

8,800	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2003, 5.250%, 11/15/20 - MBIA Insured	5/13 at 100.00	AAA	9,349,824

2,000	Austin, Texas, Combined Utility System Revenue Refunding Bonds, Series 1996B, 5.700%, 11/15/21 - MBIA Insured	11/06 at 100.00	AAA	2,123,700

6,585	Crowley Independent School District, Tarrant and Johnson Counties, Texas, General Obligation Bonds, Series 1997, 6.500%, 8/01/23	8/08 at 100.00	AAA	7,379,809

3,000	Goose Creek Consolidated Independent School District, Harris County, Texas, General Obligation Refunding Bonds, Series 1993, 0.000%, 2/15/09	No Opt. Call	AAA	2,561,460

12,555	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus Health, Series 1999A, 5.625%, 7/01/12 - MBIA Insured	7/09 at 101.00	AAA	13,872,145

20,000	Harris County, Texas, General Obligation Bonds, Subordinate Lien, Series 2004B, 5.000%, 8/15/32 (Optional put 8/15/12) - FSA Insured	No Opt. Call	AAA	21,491,400

7,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21	8/04 at 100.00	AAA	7,040,180

	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A:
3,290	5.000%, 12/01/09	No Opt. Call	A	3,504,738
1,475	5.250%, 12/01/10	No Opt. Call	A	1,589,268
1,000	5.250%, 12/01/11	No Opt. Call	A	1,079,790
1,150	5.250%, 12/01/12	No Opt. Call	A	1,232,283
1,000	5.250%, 12/01/13	No Opt. Call	A	1,063,030

	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
3,500	5.250%, 5/15/11 - MBIA Insured	No Opt. Call	AAA	3,862,985
5,750	5.250%, 5/15/12 - MBIA Insured	No Opt. Call	AAA	6,360,478
3,595	5.250%, 5/15/13 - MBIA Insured	No Opt. Call	AAA	3,974,201

	Houston, Texas, Water and Sewer System Junior Lien Revenue Forward Refunding Bonds, Series 2002B:
6,000	5.750%, 12/01/15 (Pre-refunded to 12/01/12) - AMBAC Insured	12/12 at 100.00	AAA	6,894,540
5,385	5.750%, 12/01/16 (Pre-refunded to 12/01/12) - AMBAC Insured	12/12 at 100.00	AAA	6,187,850

	Houston, Texas, Water and Sewer System Junior Lien Revenue Refunding Bonds, Series 2001A:
10,000	5.500%, 12/01/14 - FSA Insured	12/11 at 100.00	AAA	11,141,900
4,200	5.500%, 12/01/17 - FSA Insured	12/11 at 100.00	AAA	4,624,914

4,515	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services Corporation, Series 2003C, 5.250%, 5/15/17 - AMBAC Insured	5/13 at 100.00	AAA	4,858,501

	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
2,855	5.250%, 12/15/14 - FGIC Insured	12/13 at 100.00	AAA	3,132,763
3,465	5.250%, 12/15/17 - FGIC Insured	12/13 at 100.00	AAA	3,742,997

3,135	Northside Independent School District, Bexar County, Texas, General Obligation Refunding Bonds, Series 2002A, 5.250%, 2/15/18	2/12 at 100.00	AAA	3,352,538

	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A:
8,615	6.000%, 10/01/16	10/12 at 100.00	Baa2	9,243,034
9,450	6.000%, 10/01/21	10/12 at 100.00	Baa2	9,963,230

535	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, NHP Foundation - Asmara Project, Series 1996A, 5.800%, 1/01/06	No Opt. Call	AAA	564,034

16,500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1993, 5.250%, 7/15/15	1/05 at 102.00	AAA	16,871,745

1,100	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series 1999, 5.500%, 7/01/09	No Opt. Call	Baa3	1,152,217

	Utah - 0.3%

5,000	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA Insured	7/07 at 102.00	AAA	5,488,700

2,890	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1993A, 5.500%, 7/01/13	1/05 at 101.00	A+***	2,928,813

245	Layton City, Utah, Industrial Development Revenue Bonds, CDI Ltd. Project, K-Mart Guaranteed, Series 1980, 8.750%, 6/01/05	12/04 at 100.00	N/R	236,303

290	Salt Lake County, Utah, College Revenue Bonds, Westminster College, Series 1997, 5.200%, 10/01/09	10/07 at 101.00	BBB	305,509

	Virgin Islands - 0.0%

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/09	7/08 at 101.00	N/R	1,057,750

	Virginia - 0.6%

500	Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds, Series 1998A, 5.250%, 8/15/07	No Opt. Call	BB	496,610

555	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 5.375%, 10/15/11	10/09 at 101.00	A3	600,976

11,175	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1993C, 5.550%, 5/01/08	11/04 at 101.00	AA+	11,304,854

4,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2004, 5.250%, 10/01/13	No Opt. Call	AAA	4,476,520

	Washington - 4.4%

3,065	Chelan County Public Utility District 1, Washington, Rocky Reach Hydroelectric System Revenue Bonds, Series 1968, 5.125%, 7/01/23	1/05 at 100.00	AA	3,070,670

2,710	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18	No Opt. Call	AA***	2,620,516

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2001A, 5.500%, 7/01/12 - FSA Insured	7/11 at 101.00	AAA	5,583,650

5,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 - MBIA Insured	7/12 at 100.00	AAA	5,493,600

5,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series 2004A, 5.250%, 7/01/11 - AMBAC Insured	No Opt. Call	AAA	5,502,800

5,000	Pierce County School District 10, Tacoma, Washington, General Obligation Bonds, Series 2003, 5.000%, 12/01/17 - FGIC Insured	12/13 at 100.00	AAA	5,272,400

6,045	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2003, 5.250%, 11/01/16 - FSA Insured	11/13 at 100.00	AAA	6,548,790

2,180	Snohomish County, Washington, General Obligation Bonds, Series 2003, 5.000%, 12/01/12	No Opt. Call	AA	2,372,298

6,085	Snohomish County School District 15, Washington, General Obligation Refunding Bonds, Edmonds School, Series 2003A, 5.000%, 12/01/12 - FSA Insured	No Opt. Call	AAA	6,599,061

3,345	Tacoma, Washington, Water Revenue Bonds, Series 2003, 5.000%, 12/01/12 - FSA Insured	No Opt. Call	AAA	3,640,062

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
5,000	5.250%, 6/01/09	No Opt. Call	BBB	4,973,950

6,820	6.500%, 6/01/26	6/13 at 100.00	BBB	6,415,097

4,725	Washington, General Obligation Refunding Bonds, Series R-2003A, 5.000%, 1/01/18 - MBIA Insured	1/12 at 100.00	AAA	4,916,268

7,845	Washington, General Obligation Various Purpose Bonds, Series 2000A, 5.625%, 7/01/21 - FSA Insured	7/10 at 100.00	AAA	8,587,765

2,205	Washington, General Obligation Bonds, Series 2003A, 5.000%, 7/01/15 - FGIC Insured	7/13 at 100.00	AAA	2,351,081

	Washington State Public Power Supply System, Nuclear Project 1 Revenue Refunding Bonds, Series 1993A:
1,650	7.000%, 7/01/07	No Opt. Call	Aaa	1,854,518
12,610	7.000%, 7/01/07	No Opt. Call	Aaa	14,256,740

5,000	Washington State Public Power Supply System, Nuclear Project 1 Revenue Refunding Bonds, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aaa	6,295,650

7,805	Washington State Public Power Supply System, Nuclear Project 1 Revenue Refunding Bonds, Series 1993B, 7.000%, 7/01/09	No Opt. Call	Aaa	9,142,933

10,500	Washington State Public Power Supply System, Nuclear Project 1 Revenue Refunding Bonds, Series 1996A, 5.750%, 7/01/11 - MBIA Insured	7/06 at 102.00	AAA	11,396,910

	Wisconsin - 3.9%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002:
3,000	5.000%, 6/01/08	No Opt. Call	BBB	2,994,120
1,265	5.000%, 6/01/09	No Opt. Call	BBB	1,248,112

3,265	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17	No Opt. Call	AA***	3,606,976

10,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 1998B, 5.500%, 9/01/27 (Alternative Minimum Tax)	9/08 at 101.50	AA	10,156,900

3,545	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002A, 5.300%, 9/01/18 (Alternative Minimum Tax)	9/11 at 100.00	AA	3,652,201

30,325	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1993C, 5.800%, 11/01/13	12/04 at 101.00	AA	30,891,165

4,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Memorial Lutheran Hospital Inc., Series 1994, 5.875%, 10/01/13 - MBIA Insured	10/04 at 102.00	AAA	4,169,740

31,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Medical Group Inc., Series 1996, 5.750%, 11/15/25 - FSA Insured	5/06 at 102.00	AAA	32,820,010

750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Project, Series 1998, 5.000%, 10/01/09	10/07 at 101.00	BBB	774,425

6,920	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 - FGIC Insured	No Opt. Call	AAA	7,889,700

4,552	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.625%, 2/15/13 - AMBAC Insured	No Opt. Call	AAA	5,089,634

	Wyoming - 0.2%

5,600	Wyoming Building Corporation, Revenue Bonds, Series 1998, 5.000%, 10/01/18 - AMBAC Insured	10/08 at 101.00	AAA	5,849,590

$2,534,267	Total Long-Term Investments (cost $2,599,853,424) - 99.4%			2,663,763,673

Other Assets Less Liabilities - 0.6%	16,363,791
Net Assets - 100%	$2,680,127,464

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

N/R	Investment is not rated.

(DD)	Security purchased on a delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $2,593,584,544

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004, were as follows:

Gross unrealized:
Appreciation	$90,172,282
Depreciation	(19,993,153)

Net unrealized appreciation (depreciation) of Investments	$70,179,129

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

July 31, 2004

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Alabama - 2.4%

$3,815	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.500%, 12/01/12	12/11 at 101.00	A-	$3,846,397

4,100	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital, Series 2003, 5.000%, 6/01/09	No Opt. Call	Baa3	4,221,729

5,280	Cullman Medical Park South, Alabama, Revenue Refunding Bonds, Cullman Regional Medical Center, Series 1993A, 6.500%, 2/15/13	8/04 at 101.00	Baa2	5,308,987

1,250	Huntsville, Albama, General Obligation Refunding School Warrants, Series 2002F, 5.500%, 8/01/10	No Opt. Call	AA	1,396,262

5,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured	2/09 at 101.00	AAA	5,634,150

	Alaska - 0.2%

1,250	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 1997A, 5.200%, 7/01/06 (Alternative Minimum Tax) - AMBAC Insured	No Opt. Call	AAA	1,314,625

	Arizona - 1.5%

2,380	Arizona Educational Loan Marketing Corporation, Senior Lien Educational Loan Revenue Bonds, Series 2003A-3, 3.700%, 3/01/09 (Alternative Minimum Tax)	No Opt. Call	AAA	2,400,063

5,000	Arizona State University, Certificates of Participation, Series 2004, 5.000%, 7/01/09 - MBIA Insured	No Opt. Call	AAA	5,433,800

	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2004:
1,025	5.125%, 5/15/09	No Opt. Call	A-	1,097,375
695	5.250%, 5/15/11	No Opt. Call	A-	745,540
1,000	5.250%, 5/15/12	No Opt. Call	A-	1,071,020

2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put 3/01/08)	No Opt. Call	BBB	2,032,000

	Arkansas - 1.0%

645	Arkansas Development Finance Authority, FHA-Insured or VA Guaranteed Single Family Refunding Mortgage Loans, Series 1991A, 8.000%, 8/15/11	8/04 at 100.00	AA	646,729

2,000	Little Rock, Arkansas, General Obligation Bonds, Series 2004, 4.000%, 4/01/09 - FSA Insured	No Opt. Call	AAA	2,076,300

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks Regional Medical Center, Series 2001A:
1,620	5.500%, 11/01/11	No Opt. Call	Baa1	1,732,315
3,415	5.500%, 11/01/12	11/11 at 101.00	Baa1	3,641,210

	California - 10.1%

11,750	California Higher Education Loan Authority, Subordinate Student Loan Revenue Refunding Bonds, Series 1994D, 6.500%, 6/01/05 (Alternative Minimum Tax)	No Opt. Call	A2	12,124,120

	California, Various Purpose General Obligation Bonds, Series 1992:
5,000	6.400%, 9/01/07	No Opt. Call	A3	5,552,750
10,000	6.250%, 9/01/12 - MBIA Insured	No Opt. Call	AAA	11,561,200

5,000	California, General Obligation Bonds, Series 2004, 5.000%, 4/01/10	No Opt. Call	A3	5,394,400

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
1,000	5.500%, 5/01/06	No Opt. Call	A2	1,055,730
5,000	5.500%, 5/01/07	No Opt. Call	A2	5,374,150
3,000	5.500%, 5/01/08	No Opt. Call	A2	3,260,610

10,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/08	No Opt. Call	AA-	10,836,200

3,000	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment Communities Development, Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)	7/08 at 101.00	BBB	3,134,760

5,000	California Statewide Community Development Authority, Multifamily Housing Refunding Bonds, Archstone Communities Trust, Archstone Oakridge Apartments, Series 1999E, 5.300%, 6/01/29 (Mandatory put 6/01/08)	No Opt. Call	BBB+	5,240,550

15,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004H, 2.625%, 4/01/34 (Mandatory put 5/01/08)	No Opt. Call	A	14,659,500

460	Long Beach, California, Revenue Bonds, Aquarium of the Pacific Project, Series 1995A, 5.750%, 7/01/05	No Opt. Call	AAA	478,492

6,340	San Bernardino County Transportation Authority, California, Limited Sales Tax Revenue Bonds, Series 1992A, 6.000%, 3/01/10 - FGIC Insured	9/04 at 100.00	AAA	7,014,005

650	Taft Public Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition, Series 1997A, 5.500%, 1/01/06	No Opt. Call	Baa1	668,993

	Colorado - 3.0%

9,000	Arapahoe County Capital Improvement Trust Fund, Colorado, Senior Revenue Bonds, Highway E-470 Project, Series 1986C, 0.000%, 8/31/06 (Pre-refunded to 8/31/05)	8/05 at 95.92	AAA	8,473,500

5,000	Central Platte Valley Metropolitan District, Colorado, General Obligation Refunding Bonds, Series 2001A, 5.000%, 12/01/31 (Mandatory put 12/01/09)	No Opt. Call	A-1+	5,267,550

470	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 1995, 5.650%, 12/01/04	No Opt. Call	BBB+	474,954

	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center Inc. Project, Series 2001:
660	5.300%, 9/01/07	No Opt. Call	Baa1	694,544
690	5.400%, 9/01/08	No Opt. Call	Baa1	732,414
830	5.500%, 9/01/09	No Opt. Call	Baa1	887,859

2,975	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996B, 5.750%, 11/15/04 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	3,011,950

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996C, 5.375%, 11/15/07 (Alternative Minimum Tax) - MBIA Insured	11/06 at 101.00	AAA	5,317,900

335	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 1996, 6.750%, 5/01/06 (Alternative Minimum Tax)	No Opt. Call	N/R	336,075

	Connecticut - 0.6%

535	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B, 5.125%, 7/01/07	No Opt. Call	Ba1	528,286

	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church Homes Inc. - Congregational Avery Heights, Series 1997:
900	5.200%, 4/01/05	No Opt. Call	BBB-	904,959
935	5.300%, 4/01/06	No Opt. Call	BBB-	945,173

3,000	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments, Series 1998, 4.750%, 12/01/28 (Alternative Minimum Tax) (Mandatory put 12/01/08)	No Opt. Call	BBB+	3,083,190

	Delaware - 0.7%

2,000	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000C, 5.500%, 7/01/25 (Mandatory put 7/01/10)	No Opt. Call	Baa1	2,100,200

2,155	Delaware Economic Development Authority, Pollution Control Revenue Refunding Bonds, Delmarva Power and Light Company, Series 2000D, 5.650%, 7/01/28 (Alternative Minimum Tax) (Mandatory put 7/01/10)	No Opt. Call	Baa1	2,280,378

	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2004A:
580	5.250%, 6/01/09	No Opt. Call	Baa1	618,071
1,215	5.250%, 6/01/10	No Opt. Call	Baa1	1,296,284

	Florida - 4.8%

1,970	Dade County, Florida, Resource Recovery Facility Revenue Refunding Bonds, Series 1996, 6.000%, 10/01/06 (Alternative Minimum Tax) - AMBAC Insured	No Opt. Call	AAA	2,120,922

1,860	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities Improvements, Series 2004, 5.000%, 10/01/09 - AMBAC Insured	No Opt. Call	AAA	2,024,275

8,000	Florida Department of Environmental Protection, Preservation 2000 Revenue Bonds, Series 1998A, 6.000%, 7/01/13 - FSA Insured	No Opt. Call	AAA	9,337,120

5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2003A, 5.250%, 10/01/09 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	5,418,850

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	Baa1	1,714,713

	Kissimmee Utility Authority, Florida, Electric System Revenue Refunding Bonds, Series 2003:
1,750	5.000%, 10/01/07 - FSA Insured	No Opt. Call	Aaa	1,886,623
3,635	5.000%, 10/01/08 - FSA Insured	No Opt. Call	Aaa	3,946,774

8,000	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 2004, 5.250%, 7/01/09 (WI, settling 8/18/04)	No Opt. Call	Aa1	8,792,400

4,940	Polk County Housing Finance Authority, Florida, FNMA Collateralized Multifamily Housing Revenue Bonds, Winter Oaks Apartments, Series 1997A, 5.250%, 7/01/22 (Mandatory put 7/01/07)	7/05 at 101.00	AAA	5,107,664

	Georgia - 0.3%

2,390	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003, 5.000%, 1/01/07 - FSA Insured	No Opt. Call	AAA	2,537,200

	Illinois - 3.8%

350	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.000%, 12/01/04	No Opt. Call	BBB+	352,814

4,275	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.000%, 7/01/08	No Opt. Call	AA***	4,563,563

5,000	Chicago, Illinois, Special Facility Revenue Bonds, O’Hare International Airport, United Air Lines Inc. Project, Series 2001A, 5.800%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/07) #	No Opt. Call	N/R	1,368,750

	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit Authority, Series 2003:
1,000	5.000%, 3/01/07 - AMBAC Insured	No Opt. Call	AAA	1,063,740
2,000	5.000%, 3/01/08 - AMBAC Insured	No Opt. Call	AAA	2,146,400

	Illinois Development Finance Authority, Revenue Refunding Bonds, East St. Louis Project, Series 2003:
1,135	5.000%, 11/15/11 - XLCA Insured	No Opt. Call	AAA	1,227,582
1,030	5.000%, 11/15/12 - XLCA Insured	No Opt. Call	AAA	1,112,431

7,500	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 2004B, 3.100%, 7/01/25 (Mandatory put 7/01/07)	No Opt. Call	Aa1	7,512,375

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,785	5.250%, 11/15/09	No Opt. Call	A	1,928,336
2,540	5.250%, 11/15/10	No Opt. Call	A	2,746,299

1,500	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series 1996B, 5.500%, 2/15/06	No Opt. Call	A	1,569,945

2,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A, 5.750%, 7/01/11	No Opt. Call	Baa1	2,153,300

1,350	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.000%, 10/01/07	No Opt. Call	AA	1,449,833

3,000	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/08	No Opt. Call	AAA	3,234,840

	Indiana - 1.5%

	Goshen, Indiana, Revenue Refunding Bonds, Greencroft Obligation Group, Series 1998:
715	5.150%, 8/15/05	No Opt. Call	N/R	719,891
790	5.250%, 8/15/07	No Opt. Call	N/R	796,352
680	5.300%, 8/15/08	No Opt. Call	N/R	685,188
775	5.350%, 8/15/09	8/08 at 101.00	N/R	774,643

4,150	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana and Michigan Power Company, Series 2002A, 4.900%, 6/01/25 (Mandatory put 6/01/07)	No Opt. Call	BBB	4,284,086

5,000	Sullivan, Indiana, Pollution Control Revenue Refunding Bonds, Indiana and Michigan Power Company, Series 1993C, 5.950%, 5/01/09	11/04 at 101.00	BBB	5,057,500

	Iowa - 0.3%

2,200	Council Bluffs, Iowa, Industrial Revenue Bonds, Cargill Inc., Series 2004, 2.250%, 3/01/07	No Opt. Call	A+	2,159,850

	Kansas - 0.9%

5,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)	No Opt. Call	A3	5,185,900

2,000	Burlington, Kansas, Environmental Improvement Revenue Refunding Bonds, Kansas City Power and Light Company, Series 1998B, 4.750%, 9/01/15 (Mandatory put 10/01/07)	No Opt. Call	A3	2,074,360

	Kentucky - 2.9%

8,500	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1999, 5.700%, 11/01/09	No Opt. Call	Baa2	9,076,215

2,170	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 1997A, 5.500%, 7/01/06	No Opt. Call	A-	2,279,737

5,285	Kenton County Airport Board, Kentucky, Airport Revenue Refunding Bonds, Cincinnati/Northern Kentucky International Airport, Series 2002A, 5.625%, 3/01/09 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	5,768,313

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc. Project, Series 1997:
2,670	5.300%, 10/01/05	No Opt. Call	BB-	2,684,792
1,315	5.400%, 10/01/06	No Opt. Call	BB-	1,325,809

2,305	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.500%, 7/01/12 (Alternative Minimum Tax) - FSA Insured	No Opt. Call	AAA	2,522,085

1,430	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.000%, 3/01/09 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,379,693

	Louisiana - 0.6%

4,950	St. Charles Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Entergy Louisiana Inc., Series 1999A, 4.900%, 6/01/30 (Mandatory put 6/01/05)	No Opt. Call	BBB-	5,026,379

	Maine - 0.1%

845	Maine Educational Loan Marketing Corporation, Student Loan Revenue Refunding Bonds, Subordinate Series 1992A-2, 6.600%, 5/01/05 (Alternative Minimum Tax)	11/04 at 100.00	A2	847,594

	Maryland - 0.6%

1,000	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 5.850%, 12/01/05 (Alternative Minimum Tax)	No Opt. Call	A-	1,043,110

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series 2004:
515	5.000%, 8/15/09	No Opt. Call	BBB	540,451
1,755	5.000%, 8/15/10	No Opt. Call	BBB	1,837,011

1,220	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.000%, 7/01/09	No Opt. Call	A	1,313,147

	Massachusetts - 6.1%

	Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Issue E, Series 1997B:
945	5.250%, 7/01/06 (Alternative Minimum Tax) - AMBAC Insured	No Opt. Call	AAA	975,108
1,330	5.350%, 7/01/07 (Alternative Minimum Tax) - AMBAC Insured	7/06 at 102.00	AAA	1,373,996

9,250	Massachusetts, General Obligation Refunding Bonds, Consolidated Loan, Series 2001C, 5.500%, 12/01/09	No Opt. Call	Aa2	10,270,275

	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E:
5,000	5.250%, 1/01/06	No Opt. Call	Aa2	5,233,750
8,015	5.500%, 1/01/08	No Opt. Call	Aa2	8,722,644

	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A:
5,000	5.500%, 1/01/10 - MBIA Insured	No Opt. Call	AAA	5,509,050
5,000	5.625%, 1/01/12 - MBIA Insured	No Opt. Call	AAA	5,590,100

700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc., Series 1999B, 5.000%, 7/01/09	No Opt. Call	AA-	753,284

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2001E:
1,270	5.250%, 10/01/09 - RAAI Insured	No Opt. Call	AA	1,376,070
545	5.250%, 10/01/10 - RAAI Insured	No Opt. Call	AA	591,816
1,625	5.000%, 10/01/11 - RAAI Insured	No Opt. Call	AA	1,737,353

	Massachusetts Industrial Finance Agency, Resource Recovery Remarketed Revenue Refunding Bonds, Ogden Haverhill Project, Series 1992A:
2,000	4.850%, 12/01/05	No Opt. Call	BBB	2,015,480
2,970	4.950%, 12/01/06	No Opt. Call	BBB	2,992,602

	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill Project, Series 1998A:
1,745	5.150%, 12/01/07 (Alternative Minimum Tax)	No Opt. Call	BBB	1,746,466
2,500	5.200%, 12/01/08 (Alternative Minimum Tax)	No Opt. Call	BBB	2,493,100

	Michigan - 2.3%

2,980	Detroit, Michigan, Convention Facility Limited Tax Revenue Refunding Bonds, Cobo Hall Expansion Project, Series 1993, 5.250%, 9/30/06 - FSA Insured	No Opt. Call	AAA	3,176,144

2,005	Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A, 5.800%, 6/01/07 - FGIC Insured	No Opt. Call	AAA	2,190,583

2,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/12	7/11 at 101.00	AA	2,197,320

1,539	Michigan State Hospital Finance Authority, Collateralized Loan, Detroit Medical Center, Series 2001, 7.360%, 4/01/07	No Opt. Call	Baa2	1,545,216

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A:
2,000	5.000%, 3/01/09	No Opt. Call	A1	2,123,340
3,000	5.500%, 3/01/13	No Opt. Call	A1	3,231,960

	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1995B:
3,085	5.450%, 4/01/05 - MBIA Insured	No Opt. Call	AAA	3,154,844
2,000	5.450%, 10/01/05 - MBIA Insured	6/05 at 102.00	AAA	2,073,160

	Minnesota - 0.7%

	University of Minnesota, Intermediate Term Financing Revenue Bonds, Series 2004A:
1,550	5.000%, 7/01/08	No Opt. Call	AA	1,678,402
3,725	5.000%, 7/01/09	No Opt. Call	AA	4,058,835

	Mississippi - 0.9%

5,000	Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Series 2000B-3, 5.450%, 3/01/10 (Alternative Minimum Tax)	No Opt. Call	A2	5,316,600

2,660	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding Bonds, Southwest Regional Medical Center, Series 2003, 5.000%, 4/01/13	No Opt. Call	BBB+	2,701,523

	Missouri - 0.8%

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997:
600	5.300%, 2/01/05	No Opt. Call	N/R	608,352
600	5.400%, 2/01/06	No Opt. Call	N/R	621,474
700	5.500%, 2/01/07	No Opt. Call	N/R	735,686

4,000	St. Louis County Industrial Development Authority, Missouri, Multifamily Housing Revenue Refunding Bonds, Equity Residential - Pinetree Apartments, Series 1999A, 5.200%, 11/15/29 (Mandatory put 11/15/04)	No Opt. Call	A3	4,021,520

1,000	St. Louis, Missouri, Airport Revenue Bonds, Capital Improvement Program, Lambert-St. Louis International Airport, Series 1997B, 6.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	1,115,330

	Montana - 0.4%

3,000	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Portland General Electric Company, Series 1998A, 5.200%, 5/01/33 (Mandatory put 5/01/09)	No Opt. Call	BBB+	3,141,780

	Nebraska - 0.7%

	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical Center, Series 2003:
1,330	5.000%, 11/15/07	No Opt. Call	A2	1,415,306
1,725	5.000%, 11/15/08	No Opt. Call	A2	1,841,662
2,540	5.000%, 11/15/09	No Opt. Call	A2	2,717,394

	Nevada - 0.8%

	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital Project, Series 2002:
455	5.250%, 9/01/06	No Opt. Call	BBB+	475,266
670	5.500%, 9/01/07	No Opt. Call	BBB+	709,758
610	5.500%, 9/01/08	No Opt. Call	BBB+	648,363
685	5.500%, 9/01/09	No Opt. Call	BBB+	730,799
535	5.750%, 9/01/10	No Opt. Call	BBB+	577,854
970	6.000%, 9/01/13	9/12 at 101.00	BBB+	1,051,441

2,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999, 5.500%, 7/01/09 - AMBAC Insured	No Opt. Call	AAA	2,215,000

	New Jersey - 2.4%

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
3,935	5.750%, 6/01/09 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	4,108,652
3,525	5.800%, 6/01/10 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	3,684,083
3,885	5.900%, 6/01/11 (Alternative Minimum Tax) - MBIA Insured	6/10 at 101.00	AAA	4,066,973

715	New Jersey Economic Development Authority, Insured Revenue Bonds, Educational Testing Service Inc., Series 1995B, 5.500%, 5/15/05 - MBIA Insured	No Opt. Call	AAA	737,708

1,000	New Jersey Highway Authority, Senior Revenue Refunding Bonds, Series 2001, 5.000%, 1/01/07 - FGIC Insured	No Opt. Call	AAA	1,064,020

3,490	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.000%, 6/15/09	No Opt. Call	A+	3,774,610

2,625	North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds, Series 2002A, 5.000%, 8/01/12 - FGIC Insured	No Opt. Call	Aaa	2,870,359

	New Mexico - 1.3%

2,055	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Hunter’s Ridge Apartments, Series 2001A, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa	2,147,105

2,000	New Mexico Mortgage Finance Authority, FNMA Multifamily Housing Revenue Refunding Bonds, Sombra del Oso Apartments, Series 2001B, 5.000%, 7/01/31 (Mandatory put 7/01/11)	No Opt. Call	Aaa	2,089,640

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A:
2,710	4.800%, 8/01/10	No Opt. Call	Aa3	2,861,245
3,505	4.900%, 8/01/11	No Opt. Call	Aa3	3,702,577

	New York - 12.7%

	Albany Housing Authority, Albany, New York, Limited Obligation Bonds, Series 1995:
750	5.500%, 10/01/04	No Opt. Call	A3	754,830
1,000	5.600%, 10/01/05	No Opt. Call	A3	1,039,330
500	5.700%, 10/01/06	10/05 at 102.00	A3	527,175
700	5.850%, 10/01/07	10/05 at 102.00	A3	735,511

750	Jamestown, Chautauqua County, New York, Public Improvement Serial Bonds, Series 1991A, 7.000%, 3/15/05	No Opt. Call	Baa3	773,137

5,525	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 5.500%, 12/01/12 - FSA Insured	No Opt. Call	AAA	6,284,301

500	New York City, New York, General Obligation Bonds, Fiscal Series 1996G, 5.750%, 2/01/06	No Opt. Call	A	526,410

2,800	New York City, New York, General Obligation Bonds, Fiscal Series 1996I, 6.500%, 3/15/06	No Opt. Call	A	2,990,512

3,105	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/06 - FGIC Insured	No Opt. Call	AAA	3,362,560

3,000	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 5.400%, 8/01/04	No Opt. Call	A	3,000,330

5,295	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.750%, 8/01/07	No Opt. Call	A	5,755,083

	New York City, New York, General Obligation Bonds, Fiscal Series 2003A:
2,880	5.500%, 8/01/10	No Opt. Call	A	3,168,979
2,000	5.000%, 8/01/10	No Opt. Call	A	2,149,400

	New York City, New York, General Obligation Bonds, Fiscal Series 2003B:
1,725	5.000%, 8/01/07	No Opt. Call	A	1,839,885
5,000	5.500%, 8/01/12	No Opt. Call	A	5,512,200

630	New York City, New York, General Obligation Bonds, Fiscal Series 1997I, 5.625%, 4/15/05	No Opt. Call	A	647,860

435	New York State Dormitory Authority, Revenue Bonds, Nyack Hospital, Series 1996, 6.000%, 7/01/06	7/06 at 102.00	Ba3	422,524

	New York State Dormitory Authority, Revenue Bonds, Winthrop-South Nassau University Hospital Association, Series 2003A:
985	5.500%, 7/01/12	No Opt. Call	Baa1	1,067,366
1,040	5.500%, 7/01/13	No Opt. Call	Baa1	1,122,014

	New York State Dormitory Authority, Revenue Bonds, State University Educational Facilities, Series 1990B:
1,990	7.500%, 5/15/11	No Opt. Call	AA-***	2,405,233
4,800	7.500%, 5/15/11	No Opt. Call	AA-	5,595,408

2,660	New York State Housing Finance Agency, Service Contract Revenue Bonds, Series 2003K, 4.000%, 9/15/08	No Opt. Call	AA-	2,766,294

	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C:
3,000	5.000%, 12/01/07	No Opt. Call	A+	3,211,290
2,000	5.000%, 6/01/08	No Opt. Call	A+	2,144,220

5,400	New York State Dormitory Authority, Fifth General Resolution Consolidated Revenue Bonds, City University System, Series 2003A, 5.250%, 1/01/08	No Opt. Call	AA-	5,803,758

4,350	New York State Dormitory Authority, Revenue Bonds, Mount Sinai NYU Health Obligated Group, Series 2002C, 5.750%, 7/01/13 (Optional put 7/01/05)	2/05 at 100.00	BBB-	4,368,662

4,630	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series 1994A, 6.500%, 1/01/11 - FSA Insured	No Opt. Call	AAA	5,420,804

8,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)	No Opt. Call	AA-	8,737,040

1,500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24 (Alternative Minimum Tax) (Mandatory put 11/15/13)	11/11 at 101.00	Baa1	1,558,200

2,600	Port Authority of New York and New Jersey, Special Project Bonds, KIAC Partners, Fourth Series 1996, 7.000%, 10/01/07 (Alternative Minimum Tax)	No Opt. Call	N/R	2,689,024

3,035	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 6.000%, 12/01/05 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	3,186,962

1,095	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)	No Opt. Call	N/R	1,124,707

12,265	Suffolk County Industrial Development Agency, New York, Resource Recovery Revenue Bonds, Huntington LP, Series 1999, 5.950%, 10/01/09 (Alternative Minimum Tax) - AMBAC Insured	No Opt. Call	AAA	13,790,643

3,750	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E, 7.250%, 1/01/10	No Opt. Call	AA-	4,243,388

	North Carolina - 2.3%

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003A, 5.500%, 1/01/12	No Opt. Call	BBB	4,313,880

7,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2003D, 5.375%, 1/01/10	No Opt. Call	BBB	7,512,120

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
3,000	5.000%, 1/01/05	No Opt. Call	BBB+	3,041,580
4,500	5.500%, 1/01/11	No Opt. Call	BBB+	4,893,255

	Ohio - 4.0%

3,155	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System Project, Series 1998A, 5.000%, 11/15/08	No Opt. Call	Baa1	3,272,303

	Cleveland-Cuyahoga County Port Authority, Ohio, Subordinate Revenue Refunding Bonds, Rock and Roll Hall of Fame and Museum Project, Series 1997:
750	5.350%, 12/01/04	No Opt. Call	N/R***	759,563
335	5.600%, 12/01/06	No Opt. Call	N/R***	360,293

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
3,000	5.500%, 1/01/11	No Opt. Call	A1	3,278,190
2,000	5.500%, 1/01/12	No Opt. Call	A1	2,182,160

	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A:
1,140	5.500%, 8/15/11	No Opt. Call	A	1,234,495
845	5.500%, 8/15/12	No Opt. Call	A	910,927

530	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996C, 6.000%, 5/15/06	No Opt. Call	BBB+	555,859

4,900	Ohio, Higher Education Capital Facilities, Appropriation Bonds, Series II-2001A, 5.500%, 12/01/08	No Opt. Call	AA	5,421,899

1,775	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2002B, 5.000%, 3/01/09	No Opt. Call	AA+	1,926,958

8,915	Ohio, General Obligation Refunding Bonds, Higher Education, Series 2002C, 5.500%, 11/01/12	No Opt. Call	AA+	10,067,710

1,030	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 4.550%, 12/01/10 (Alternative Minimum Tax)	No Opt. Call	AA-	1,049,591

	Sandusky County, Ohio, Hospital Facilities Revenue Refunding Bonds, Memorial Hospital, Series 1998:
1,030	4.900%, 1/01/05	No Opt. Call	BBB-	1,035,088
830	5.000%, 1/01/06	No Opt. Call	BBB-	841,205
450	5.050%, 1/01/07	No Opt. Call	BBB-	457,866
720	5.100%, 1/01/09	1/08 at 102.00	BBB-	728,194

	Oklahoma - 0.5%

2,555	Oklahoma State Industries Authority, Hospital Revenue Bonds, Deaconess Healthcare Corporation, Series 1997A, 5.250%, 10/01/07	No Opt. Call	BBB-	2,516,292

1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2001A, 5.375%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/06)	6/07 at 100.00	B-	1,415,595

	Oregon - 2.5%

1,140	Crook County School District, Oregon, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/08 - FSA Insured	No Opt. Call	AAA	1,226,993

7,500	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2000A, 4.150%, 8/01/25 (Alternative Minimum Tax) (Mandatory put 5/01/09)	5/08 at 100.00	BBB	7,518,300

	Oregon Department of Administrative Services, Refunding Certificates of Participation, Series 2002B:
5,910	5.000%, 5/01/08 - MBIA Insured	No Opt. Call	AAA	6,369,443
1,250	5.000%, 5/01/09 - MBIA Insured	No Opt. Call	AAA	1,356,162

	Portland, Oregon, Water System Revenue Bonds, Series 2004B:
2,060	5.000%, 10/01/08	No Opt. Call	Aa1	2,234,976
2,380	5.000%, 10/01/09	No Opt. Call	Aa1	2,594,962

	Pennsylvania - 3.9%

2,000	Allegheny County, Pennsylvania, Greater Pittsburgh International Airport Revenue Refunding Bonds, Series 1999, 5.625%, 1/01/10 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	2,165,480

4,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.500%, 1/01/08	No Opt. Call	BBB	4,309,200

7,000	Delaware County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, Resource Recovery Facility, Series 1997A, 6.000%, 1/01/09	1/08 at 102.00	BBB	7,461,020

4,000	Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue Bonds, Northampton Generating Project, Senior Lien, Series 1994A, 6.500%, 1/01/13 (Alternative Minimum Tax)	1/05 at 101.00	BBB-	4,044,160

2,510	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny Delaware Valley Obligated Group, Series 1996A, 5.600%, 11/15/09 - MBIA Insured	No Opt. Call	AAA	2,735,247

610	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue Bonds, Cricket Court Apartments, Series 1998A, 5.600%, 4/01/08 (Alternative Minimum Tax)	No Opt. Call	N/R	589,480

2,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Refunding Bonds, Pennsylvania Hospital, Series 1996, 6.150%, 7/01/05	No Opt. Call	BBB+***	2,080,160

5,620	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003A, 5.000%, 5/15/07 - FSA Insured	No Opt. Call	AAA	5,998,114

3,625	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 3/01/08 - FSA Insured	No Opt. Call	AAA	3,890,350

	Puerto Rico - 0.2%

2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 4.000%, 8/01/07 - FSA Insured	No Opt. Call	AAA	2,097,980

	Rhode Island - 1.0%

1,000	Rhode Island, General Obligation Bonds, Consolidated Capital Loan Development, Series 2002C, 5.000%, 11/01/04 - MBIA Insured	No Opt. Call	AAA	1,009,420

7,000	Rhode Island Economic Development Corporation, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 6/15/07	No Opt. Call	Aa3	7,482,160

	South Carolina - 1.7%

	Charleston County, South Carolina, Revenue Bonds, CareAlliance Heath Services, Series 2004A:
1,690	5.000%, 8/15/08	No Opt. Call	A-	1,785,468
1,400	5.000%, 8/15/09	No Opt. Call	A-	1,480,346
1,980	5.000%, 8/15/10	No Opt. Call	A-	2,087,692

7,215	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.250%, 12/01/09	No Opt. Call	AA-	7,833,903

1,325	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	A	1,424,282

	Tennessee - 1.3%

2,015	Maury County, Tennessee, General Obligation Bonds, Series 2004B, 4.000%, 4/01/08 - MBIA Insured	No Opt. Call	Aaa	2,101,202

	Metropolitan Government Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Blakeford at Green Hills, Series 1998:
400	5.150%, 7/01/05	1/05 at 101.00	N/R	402,556
400	5.250%, 7/01/06	1/05 at 101.00	N/R	402,084
500	5.300%, 7/01/07	1/05 at 101.00	N/R	501,575
500	5.350%, 7/01/08	1/05 at 101.00	N/R	501,200
500	5.400%, 7/01/09	1/05 at 101.00	N/R	500,865

1,665	Putnma County, Tennessee, General Obligation School Bonds, Series 2002, 4.000%, 4/01/07 - AMBAC Insured	No Opt. Call	Aaa	1,735,862

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
1,645	5.750%, 9/01/08	No Opt. Call	BBB+	1,739,637
1,740	6.125%, 9/01/09	No Opt. Call	BBB+	1,873,562
1,350	6.250%, 9/01/10	No Opt. Call	BBB+	1,465,371

	Texas - 7.2%

3,835	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2002, 5.000%, 11/15/07 - FSA Insured	No Opt. Call	AAA	4,130,333

60

4,500	Brazos River Authority, Texas, Pollution Control Revenue Bonds, Texas Utilities Company, Series 1995B, 5.050%, 6/01/30 (Alternative Minimum Tax) (Mandatory put 6/19/06)	No Opt. Call	BBB	4,620,915

4,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003A, 6.750%, 4/01/38 (Alternative Minimum Tax) (Mandatory put 4/01/13)	No Opt. Call	BBB	4,502,200

3,050	Houston, Texas, Airport System Subordinate Lien Revenue Refunding Bonds, Series 2001A, 5.000%, 7/01/10 (Alternative Minimum Tax) - FGIC Insured	No Opt. Call	AAA	3,239,802

4,200	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Baylor Healthcare System, Series 2002, 5.500%, 5/15/08	No Opt. Call	AA-	4,554,648

5,200	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2002A, 5.000%, 10/01/09 - RAAI Insured	No Opt. Call	AA	5,565,664

4,235	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series 1999, 5.000%, 3/01/09 - FSA Insured	No Opt. Call	AAA	4,588,114

16,500	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue Bonds, Series 2003A, 5.000%, 12/15/08 - FSA Insured	No Opt. Call	AAA	17,895,240

5,000	Texas Turnpike Authority, Second Tier Revenue Bonds, Central Texas Turnpike System, Series 2002, 5.000%, 6/01/08	No Opt. Call	AA	5,388,200

2,805	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon Health System Project, Series 2001, 6.200%, 5/15/11	No Opt. Call	Baa3	2,990,102

4,000	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001A, 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory put 11/01/06)	No Opt. Call	Baa2	4,141,880

	Virgin Islands - 0.3%

2,070	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.250%, 7/01/06	No Opt. Call	N/R	2,165,862

	Virginia - 2.3%

2,850	Newport News Redevelopment and Housing Authority, Virginia, FNMA Multifamily Housing Revenue Refunding Bonds, Fredericksburg-Oxford Project, Series 1997A, 5.550%, 5/01/27 (Mandatory put 5/01/07)	5/05 at 102.00	AAA	2,968,760

2,000	Pocahontas Parkway Association, Virginia, Route 895 Connector Toll Road Senior Lien Revenue Bonds, Series 1998A, 5.000%, 8/15/06	No Opt. Call	BB	2,008,040

8,085	Virginia Port Authority, General Fund Revenue Bonds, Series 1998, 5.500%, 7/01/08 (Alternative Minimum Tax)	No Opt. Call	AA+	8,847,335

5,000	York County Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 1985, 5.500%, 7/01/09	11/06 at 101.00	A3	5,284,500

	Washington - 4.4%

6,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/11 - XLCA Insured	No Opt. Call	AAA	6,663,480

4,635	King County, Washington, Sewer Revenue Bonds, Series 2002B, 5.250%, 1/01/08 - FSA Insured	No Opt. Call	AAA	5,008,257

2,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 1999, 6.000%, 10/01/11	10/09 at 101.00	Aa3	2,238,580

4,160	Seattle, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 1999, 5.500%, 8/01/07 - FSA Insured	No Opt. Call	AAA	4,512,352

3,000	Snohomish County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/05	No Opt. Call	A1	3,126,510

61

	Snohomish County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2004:
3,000	5.000%, 12/01/08 - FSA Insured	No Opt. Call	AAA	3,251,160
1,000	5.000%, 12/01/09 - FSA Insured	No Opt. Call	AAA	1,088,020

6,985	Snohomish County Public Utility District 1, Washington, Generation System Revenue Refunding Bonds, Series 2002, 5.000%, 12/01/07 - FSA Insured	No Opt. Call	AAA	7,516,000

3,500	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 2, Series 1997A, 6.000%, 7/01/09 - FSA Insured	No Opt. Call	AAA	3,982,825

	Wisconsin - 3.8%

1,350	Southeast Wisconsin Professional Baseball Park District, Junior Lien Sales Tax Revenue Refunding Bonds, Series 2001B, 5.500%, 12/15/08 - MBIA Insured	No Opt. Call	AAA	1,493,438

8,600	Wisconsin, General Obligation Bonds, Series 1992A, 6.250%, 5/01/07	No Opt. Call	AA-	9,466,622

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, FH Healthcare Development Inc. Project, Series 1999, 5.625%, 11/15/09	No Opt. Call	N/R	1,047,630

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community Health Obligated Group, Series 2001:
1,000	5.625%, 10/01/10	No Opt. Call	A+	1,092,570
1,100	5.625%, 10/01/11	No Opt. Call	A+	1,201,077

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2001B:
600	6.250%, 2/15/09	No Opt. Call	BBB+	649,845
1,250	6.500%, 2/15/12	No Opt. Call	BBB+	1,383,935

15,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2003B, 4.500%, 12/01/23 (Mandatory put 11/30/07) - FSA Insured	12/07 at 100.00	Aaa	15,785,100

$798,284	Total Long-Term Investments (cost $835,665,117) - 99.8%			847,067,353

	Short-Term Investments - 0.8%

1,000	Jacksonville Health Facilities Authority, Florida, Revenue Bonds, Baptist Medical Center, Variable Rate Demand Obligations, Series 2003A, 1.130%, 8/15/33 †		A-1+	1,000,000

1,500	Massachusetts Development Finance Authority, Revenue Bonds, Variable Rate Demand Obligations, Boston University, Series 2002R-2, 1.070%, 10/01/42 - XLCA Insured †		A-1+	1,500,000

2,900	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Variable Rate Demand Obligations, Fiscal Series 1994G, 1.080%, 6/15/24 - FGIC Insured †		A-1+	2,900,000

1,700	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Variable Rate Demand Obligations, Bethesda Healthcare System, Series 2001, 1.130%, 12/01/31 †		VMIG-1	1,700,000

$7,100	Total Short-Term Investments (cost $7,100,000)			7,100,000

	Total Investments (cost $842,765,117) - 100.6%			854,167,353

	Other Assets Less Liabilities - (0.6)%			(5,109,202)

	Net Assets - 100%			$849,058,151

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.

***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

N/R	Investment is not rated.

(WI)	Security purchased on a when-issued basis.

†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $842,368,669

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004, were as follows:

Gross unrealized:
Appreciation	$18,508,063
Depreciation	(6,709,379)

Net unrealized appreciation (depreciation) of Investments	$11,798,684

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Municipal Trust

By (Signature and Title)*	/s/ Jessica R. Droeger—Vice President and Secretary

Date	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman, Chief Administrative Officer (Principal Executive Officer)

Date	September 29, 2004

By (Signature and Title)*	/s/ Stephen D. Foy, Vice President and Controller (Principal Financial Officer)

Date	September 29, 2004